DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2012
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Entity Registrant Name	NOVELOS THERAPEUTICS, INC.
Entity Central Index Key	0001279704
Entity Filer Category	Smaller Reporting Company

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 4,677,545	$ 5,505,960
Restricted cash	55,000	55,000
Prepaid expenses and other current assets	327,393	254,967
Deferred financing	70,539	0
Total current assets	5,130,477	5,815,927
RESTRICTED CASH	2,000,000	0
FIXED ASSETS, NET	2,645,003	3,044,565
GOODWILL	1,675,462	1,675,462
OTHER ASSETS	27,222	27,222
TOTAL ASSETS	11,478,164	10,563,176
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable and accrued liabilities	716,990	478,041
Derivative liability	13,304	23,305
Capital lease obligations, current portion	2,397	2,235
Total current liabilities	732,691	503,581
LONG-TERM LIABILITIES:
Notes payable	450,000	450,000
Deferred rent	135,404	124,381
Capital lease obligations, net of current portion	1,694	4,091
Total long-term liabilities	587,098	578,472
COMMITMENTS AND CONTINGENCIES (Notes 13 and 14)
STOCKHOLDERS' EQUITY:
Preferred stock, $0.00001 par value; 7,000 shares authorized; none issued and outstanding as of December 31, 2012 and 2011	0	0
Common stock, $0.00001 par value; 150,000,000 shares authorized; 46,397,997 and 36,907,824 shares issued and outstanding at December 31, 2012 and 2011, respectively	464	369
Additional paid-in capital	50,435,311	40,961,180
Deficit accumulated during the development stage	(40,277,400)	(31,480,426)
Total stockholders' equity	10,158,375	9,481,123
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 11,478,164	$ 10,563,176

CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Dec. 31, 2012	Dec. 31, 2011
Preferred stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	7,000	7,000
Preferred stock, issued	0	0
Preferred stock, outstanding	0	0
Common stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Common stock, shares authorized	150,000,000	150,000,000
Common stock, shares issued	46,397,997	36,907,824
Common stock, shares outstanding	46,397,997	36,907,824

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended		122 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
COSTS AND EXPENSES:
Research and development	$ 5,122,686	$ 3,599,080	$ 25,927,725
General and administrative	3,632,099	2,692,433	13,294,710
Merger costs	0	746,207	799,133
Total costs and expenses	8,754,785	7,037,720	40,021,568
LOSS FROM OPERATIONS	(8,754,785)	(7,037,720)	(40,021,568)
OTHER INCOME (EXPENSE):
Grant income	0	44,479	244,479
Loss on derivative warrants	(33,854)	(12,158)	(46,012)
Interest expense, net	(8,335)	(430,023)	(455,460)
Other income	0	0	1,161
Total other expense, net	(42,189)	(397,702)	(255,832)
NET LOSS	(8,796,974)	(7,435,422)	(40,277,400)
DEEMED DIVIDEND ON WARRANTS	(543,359)	0	(543,359)
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ (9,340,333)	$ (7,435,422)	$ (40,820,759)
BASIC AND DILUTED NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS PER COMMON SHARE (in dollars per share)	$ (0.23)	$ (0.31)	$ (2.91)
SHARES USED IN COMPUTING BASIC AND DILUTED NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS PER COMMON SHARE (in shares)	41,121,137	23,959,008	14,041,400

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Total	Cash [Member]	Professional Services [Member]	Licensed Technology [Member]	Common Stock [Member]	Common Stock [Member] Cash [Member]	Common Stock [Member] Professional Services [Member]	Common Stock [Member] Licensed Technology [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Cash [Member]	Additional Paid-in Capital [Member] Professional Services [Member]	Additional Paid-in Capital [Member] Licensed Technology [Member]	Deficit Accumulated During the Development Stage [Member]	Deficit Accumulated During the Development Stage [Member] Cash [Member]	Deficit Accumulated During the Development Stage [Member] Professional Services [Member]	Deficit Accumulated During the Development Stage [Member] Licensed Technology [Member]
BEGINNING BALANCE at Nov. 06, 2002	$ 0				$ 0				$ 0				$ 0
BEGINNING BALANCE (in shares) at Nov. 06, 2002					0
Issuance of common stock		590,269	9,108			64	1			590,205	9,107			0	0
Issuance of common stock (in shares)						6,440,123	101,220
Net loss	0				0				0				0
ENDING BALANCE at Dec. 31, 2002	599,377				65				599,312				0
ENDING BALANCE (in shares) at Dec. 31, 2002					6,541,343
Issuance of common stock		4,937		80,412		0		2		4,937		80,410		0		0
Issuance of common stock (in shares)						37,958		203,483
Net loss	(295,790)				0				0				(295,790)
ENDING BALANCE at Dec. 31, 2003	388,936				67				684,659				(295,790)
ENDING BALANCE (in shares) at Dec. 31, 2003					6,782,784
Net loss	(342,761)				0				0				(342,761)
ENDING BALANCE at Dec. 31, 2004	46,175				67				684,659				(638,551)
ENDING BALANCE (in shares) at Dec. 31, 2004					6,782,784
Issuance of common stock		835,868				6				835,862				0
Issuance of common stock (in shares)						610,664
Net loss	(481,837)				0				0				(481,837)
ENDING BALANCE at Dec. 31, 2005	400,206				73				1,520,521				(1,120,388)
ENDING BALANCE (in shares) at Dec. 31, 2005					7,393,448
Issuance of common stock		7,097,072				22				7,097,050				0
Issuance of common stock (in shares)						2,202,179
Common stock repurchased	(31,667)				0				(31,667)
Common stock repurchased (in shares)					(43,819)
Stock-based compensation	43,994				0				43,994				0
Net loss	(963,440)				0				0				(963,440)
ENDING BALANCE at Dec. 31, 2006	6,546,165				95				8,629,898				(2,083,828)
ENDING BALANCE (in shares) at Dec. 31, 2006					9,551,808
Issuance of common stock		250,000				1				249,999				0
Issuance of common stock (in shares)						60,250
Exercise of warrant to purchase common stock	250,000				1				249,999				0
Exercise of warrant to purchase common stock (in shares)					75,045
Stock-based compensation	570,392				0				570,392				0
Net loss	(5,090,325)				0				0				(5,090,325)
ENDING BALANCE at Dec. 31, 2007	2,526,232				97				9,700,288				(7,174,153)
ENDING BALANCE (in shares) at Dec. 31, 2007					9,687,103
Issuance of common stock		12,931,562				31				12,931,531				0
Issuance of common stock (in shares)						3,132,999
Stock-based compensation	477,488				0				477,488				0
Net loss	(6,090,715)				0				0				(6,090,715)
ENDING BALANCE at Dec. 31, 2008	9,844,567				128				23,109,307				(13,264,868)
ENDING BALANCE (in shares) at Dec. 31, 2008					12,820,102
Stock-based compensation	502,199				0				502,199				0
Net loss	(6,219,873)				0				0				(6,219,873)
ENDING BALANCE at Dec. 31, 2009	4,126,893				128				23,611,506				(19,484,741)
ENDING BALANCE (in shares) at Dec. 31, 2009					12,820,102
Intrinsic value of beneficial conversion feature associated convertible debt	213,792				0				213,792				0
Stock-based compensation	353,340				0				353,340				0
Net loss	(4,560,263)				0				0				(4,560,263)
ENDING BALANCE at Dec. 31, 2010	133,762				128				24,178,638				(24,045,004)
ENDING BALANCE (in shares) at Dec. 31, 2010					12,820,102
Issuance of common stock upon conversion of convertible notes	3,184,707				42				3,184,665				0
Issuance of common stock upon conversion of convertible notes (in shares)					4,181,535
Issuance of common stock in a business combination	2,219,903				30				2,219,873				0
Issuance of common stock in a business combination (in shares)					2,959,871
Cash paid in lieu of fractional shares in a business combination	(145)				0				(145)				0
Cash paid in lieu of fractional shares in a business combination (in shares)					(41)
Issuance of common stock and warrants, net of issuance costs	10,164,546				169				10,164,377				0
Issuance of common stock and warrants, net of issuance costs (in shares)					16,928,204
Intrinsic value of beneficial conversion feature associated convertible debt	257,973				0				257,973				0
Issuance of common stock upon cashless exercise of warrants and reclassification of derivative liability to additional paid-in-capital	48,339				0				48,339				0
Issuance of common stock upon cashless exercise of warrants and reclassification of derivative liability to additional paid-in-capital (in shares)					18,153
Stock-based compensation	907,460				0				907,460				0
Net loss	(7,435,422)				0				0				(7,435,422)
ENDING BALANCE at Dec. 31, 2011	9,481,123				369				40,961,180				(31,480,426)
ENDING BALANCE (in shares) at Dec. 31, 2011					36,907,824
Issuance of common stock and warrants, net of issuance costs	6,838,774				74				6,838,700				0
Issuance of common stock and warrants, net of issuance costs (in shares)					7,420,800
Issuance of common stock upon exercise of warrants	1,088,300				11				1,088,289				0
Issuance of common stock upon exercise of warrants (in shares)					1,088,300
Issuance of common stock upon cashless exercise of warrants and reclassification of derivative liability to additional paid-in-capital	43,855				10				43,845				0
Issuance of common stock upon cashless exercise of warrants and reclassification of derivative liability to additional paid-in-capital (in shares)					981,073
Stock-based compensation	1,503,297				0				1,503,297				0
Net loss	(8,796,974)				0				0				(8,796,974)
ENDING BALANCE at Dec. 31, 2012	$ 10,158,375				$ 464				$ 50,435,311				$ (40,277,400)
ENDING BALANCE (in shares) at Dec. 31, 2012					46,397,997

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended		122 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Net loss	$ (8,796,974)	$ (7,435,422)	$ (40,277,400)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	497,253	584,841	2,913,291
Stock-based compensation	1,503,297	907,460	4,358,170
Intrinsic value of beneficial conversion feature associated with convertible debt	0	257,973	471,765
Issuance of stock for technology and services	0	0	89,520
Impairment of intangible assets	0	0	19,671
Loss on disposal of fixed assets	0	6,009	36,477
Loss on derivative warrants	33,854	12,158	46,012
Changes in:
Prepaid expenses and other current assets	(72,426)	(175,883)	(311,223)
Accounts payable and accrued liabilities	238,949	(294,969)	336,861
Accrued interest	0	158,673	463,722
Deferred rent	11,023	9,070	135,404
Cash used in operating activities	(6,585,024)	(5,970,090)	(31,717,730)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash acquired in a business combination	0	905,649	905,649
Purchases of fixed assets	(97,691)	(118,411)	(5,584,283)
Proceeds from sale of fixed assets	0	0	7,000
Purchases of short-term certificates of deposit	0	0	(5,500,730)
Proceeds from short-term certificates of deposit	0	0	5,500,730
Change in restricted cash	(2,000,000)	500,000	(2,055,000)
Payment for intangible assets	0	0	(19,671)
Cash provided by (used in) investing activities	(2,097,691)	1,287,238	(6,746,305)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of convertible notes	0	0	2,720,985
Proceeds from long-term obligations	0	0	1,677,945
Payments on long-term obligations	0	(675,743)	(1,227,944)
Payments on capital lease obligations	(2,235)	(2,085)	(6,883)
Proceeds from issuance of common stock and warrants, net of issuance costs	6,838,774	10,164,546	38,713,028
Proceeds from exercise of warrant	1,088,300	0	1,338,300
Repurchase of common stock	0	0	(31,667)
Cash in lieu of fractional shares in a business combination	0	(145)	(145)
Change in deferred financing costs	(70,539)	28,500	(42,039)
Cash provided by financing activities	7,854,300	9,515,073	43,141,580
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(828,415)	4,832,221	4,677,545
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	5,505,960	673,739	0
CASH AND CASH EQUIVALENTS AT END OF PERIOD	4,677,545	5,505,960	4,677,545
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest paid	0	13,716	208,689
Fair value of derivative warrants reclassified to additional paid-in capital upon cashless exercise	43,855	48,339	92,194
Issuance of common stock in connection with the conversion of notes payable and accrued interest	0	3,184,707	3,184,707
Fair value of assets acquired in exchange for securities in a business combination	0	78,407	78,407
Fair value of liabilities assumed in exchange for securities in a business combination	0	(439,615)	(439,615)
Goodwill resulting from a business combination	$ 0	$ 1,675,462	$ 1,675,462

NATURE OF BUSINESS, ORGANIZATION AND GOING CONCERN	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Nature Of Business Organization and Going Concern Disclosure [Text Block]

1. NATURE OF BUSINESS, ORGANIZATION AND GOING CONCERN

Novelos Therapeutics, Inc. (“Novelos” or the “Company”) is a pharmaceutical company developing novel drugs for the treatment and diagnosis of cancer. On April 8, 2011, Novelos completed a business combination with Cellectar, Inc. (“Cellectar”), a privately held Wisconsin corporation that designed and developed products to detect, treat and monitor a wide variety of human cancers, and Cell Acquisition Corp. (the “Merger Subsidiary”), a Wisconsin corporation and a wholly owned subsidiary of Novelos. Pursuant to the transaction Cellectar was merged into the Merger Subsidiary (the “Acquisition”, see Note 4). References in these financial statements and notes to “Cellectar” relate to the activities and financial information of Cellectar prior to the Acquisition, references to “Novelos” relate to the activities and financial information of Novelos prior to the Acquisition and references to “the Company” or “we” or “us” or “our” relate to the activities and obligations of the combined Company following the Acquisition.

Immediately prior to the Acquisition, Novelos completed a 1-for-153 reverse split of its common stock.  Novelos then issued to the shareholders of Cellectar at that date 17,001,596 shares of its common stock as consideration for the Acquisition, representing a ratio of 0.8435 shares of Novelos common stock in exchange for one share of Cellectar common stock (the “Exchange Ratio”) as set forth in the Agreement and Plan of Merger (the “Merger Agreement”) dated April 8, 2011.  The shares issued to Cellectar shareholders in the Acquisition constituted approximately 85% of Novelos’ outstanding common stock after giving effect to the Acquisition.  Upon the closing of the Acquisition, the Company completed the private placement of 6,846,537 shares of its common stock and warrants to purchase an additional 6,846,537 shares of its common stock for gross proceeds of approximately $5,135,000.

Accounting principles generally accepted in the United States require that a company whose security holders retain the majority voting interest in the combined business be treated as the acquirer for financial reporting purposes.  Accordingly, the Acquisition was accounted for as a reverse acquisition whereby Cellectar, Inc. was treated as the acquirer for accounting and financial reporting purposes. On April, 8, 2011, Cellectar was merged into the Merger Subsidiary a wholly owned subsidiary of Novelos; as such, the financial statements presented herein as of and for the twelve months ended December 31, 2011 include the historical results of Cellectar from January 1, 2011 through April 8, 2011, except for the capital structure which represents the historical amounts of Cellectar, retroactively adjusted to reflect the legal capital structure of Novelos by applying the Exchange Ratio, and include the consolidated results of the combined company from April 9, 2011 through December 31, 2011. The financial statements as of and for the twelve months ended December 31, 2012 include the consolidated results of the combined company for that period. All per-share amounts and outstanding shares, including all common stock equivalents, and stock options, have been retroactively restated in these financial statements and notes for all periods presented to reflect the capital structure of Novelos by applying the Exchange Ratio.  The cumulative capital activity from the date of inception (November 7, 2002) up to the closing of the Acquisition, as presented in the accompanying statement of stockholders’ equity, equals 17,001,596 shares of common stock, which represents the equity interests the legal parent (Novelos) issued to effect the Acquisition. The number of authorized shares of common stock disclosed on the balance sheet (150,000,000) represents the number of authorized shares of Novelos common stock following the Acquisition.  Additionally, on the accompanying statements of stockholders’ equity for the period from inception (November 7, 2002) to December 31, 2010 the aggregate par value of the issued common stock was reduced to reflect the $0.00001 par value of Novelos common stock associated with the shares of Cellectar common stock adjusted for the Exchange Ratio and the difference was reclassified to additional paid-in capital.

As a result of the Acquisition, the Company has implemented a revised business plan focused on the development of the Cellectar compounds.  Development of Novelos’ other compounds (NOV-002 and NOV-205) has been suspended.  The Company conducts its operations from Cellectar’s headquarters in Madison, Wisconsin and the Company’s executive offices are in Newton, Massachusetts.

The Company is subject to a number of risks similar to those of other small pharmaceutical companies. Principal among these risks are dependence on key individuals, competition from substitute products and larger companies, the successful development and marketing of its products in a highly regulated environment and the need to obtain additional financing necessary to fund future operations.

The accompanying financial statements have been prepared on a basis that assumes that the Company will continue as a going concern and that contemplates the continuity of operations, realization of assets and the satisfaction of liabilities and commitments in the normal course of business. The Company has incurred losses since inception in devoting substantially all of its efforts toward research and development and has an accumulated deficit of $40,277,400 at December 31, 2012. During the year ended December 31, 2012, the Company generated a net loss of $8,796,974 and the Company expects that it will continue to generate operating losses for the foreseeable future.  On February 20, 2013, the Company completed a registered public offering of an aggregate of 11,000,000 shares of its common stock, warrants to purchase up to an aggregate of 11,000,000 shares of common stock at an exercise price of $0.50 per share which will be exercisable for five years from issuance, and warrants to purchase up to an aggregate of 5,500,000 shares of common stock at an exercise price of $0.50 per share which will be exercisable for one year from issuance, for gross proceeds of $5,500,000 (the “February Offering”) (see Note 18). The Company believes that its cash balance at December 31, 2012, augmented by the proceeds from the February Offering, is adequate to fund operations at budgeted levels through October 2013. The cash balance at December 31, 2012 excludes $2,000,000 contractually designated for use towards the $3,000,000 estimated cost of construction of an in-house manufacturing facility for the Company’s LIGHT compound. As an alternative to this project, the Company is evaluating contract manufacturers that may accommodate larger scale production of LIGHT. The Company’s ability to execute its operating plan beyond October 2013 depends on its ability to obtain additional funding via the sale of equity and/or debt securities, a strategic transaction or otherwise.  The Company plans to continue to actively pursue financing alternatives, but there can be no assurance that it will obtain the necessary funding.  The accompanying financial statements do not include any adjustments that might result from the outcome of this uncertainty.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying consolidated financial statements reflect the application of certain accounting policies, as described in this note and elsewhere in the accompanying notes to the consolidated financial statements.  The consolidated financial statements as of and for the twelve months ended December 31, 2012 are presented on a consolidated basis.

Principles of Consolidation — The consolidated financial statements include the accounts of the Company and the accounts of its wholly-owned subsidiary. All intercompany accounts and transactions have been eliminated in consolidation.

Development Stage Company — The Company has been in the development stage since its inception.  The primary activities since inception have been organizational activities, research and development and raising capital.  No significant revenues have been generated from planned operations.  As of December 31, 2012, the Company remained in the development stage.

Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and judgments that may affect the reported amounts of assets, liabilities, revenue and expenses and disclosure of contingent assets and liabilities. On an on-going basis, management evaluates its estimates including those related to unbilled vendor amounts and share-based compensation. Management bases its estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results may differ from those estimates under different assumptions or conditions. Changes in estimates are reflected in reported results in the period in which they become known.

Cash and Cash Equivalents — All short-term investments purchased with maturities of three months or less are considered to be cash equivalents.

Restricted Cash — The Company accounts for cash and claims to cash that are committed for other than current operations as restricted cash. Restricted cash (current) at December 31, 2012 consists of a certificate of deposit of $55,000 required under the Company’s lease agreement for its Madison, Wisconsin facility (see Note 13). Restricted cash (long-term) includes $2,000,000 of cash that has been contractually designated for use towards the construction of a clinical-stage manufacturing facility for LIGHT at the Company’s Madison, WI location.

Deferred Financing Costs — Incremental direct costs associated with the issuance of the Company’s common stock is deferred and is recognized as a reduction of the gross proceeds upon completion of the related equity transaction. In the event that the equity transaction is not probable or is aborted, the Company expenses such costs. At December 31, 2012, the Company had recorded $70,539 of costs in connection with a public offering of stock. There were no deferred financing costs as of December 31, 2011.

Fixed Assets — Property and equipment are stated at cost. Depreciation on property and equipment is provided using the straight-line method over the estimated useful lives of the assets (5 years).  Due to the significant value of leasehold improvements purchased during the initial 3-year lease term and the economic penalty for not extending the building lease, leasehold improvements are depreciated over 17 years (their estimated useful life), which represents the full term of the lease, including all extensions (see Note 13).

Goodwill — Intangible assets at December 31, 2012 and 2011 consist of goodwill recorded in connection with the Acquisition. Goodwill is not amortized, but is required to be evaluated for impairment annually or whenever events or changes in circumstances suggest that the carrying value of an asset may not be recoverable. The Company evaluates goodwill for impairment annually in the fourth fiscal quarter and additionally on an interim basis if an event occurs or there is a change in circumstances, such as a decline in the Company’s stock price or a material adverse change in the business climate, which would more likely than not reduce the fair value of the reporting unit below its carrying amount.

Impairment of Long-Lived Assets — Long-lived assets other than intangible assets consist of fixed assets, which we periodically evaluate for potential impairment. Whenever events or circumstances change, an assessment is made as to whether there has been an impairment in the value of long-lived assets by determining whether projected undiscounted cash flows generated by the applicable asset exceed its net book value as of the assessment date.

Stock-Based Compensation — The Company uses the Black-Scholes option-pricing model to calculate the grant-date fair value of stock option awards. The resulting compensation expense, net of expected forfeitures, for awards that are not performance-based is recognized on a straight-line basis over the service period of the award, which is generally three years for stock options. For stock options with performance-based vesting provisions, recognition of compensation expense, net of expected forfeitures, commences if and when the achievement of the performance criteria is deemed probable. The compensation expense, net of expected forfeitures, for performance-based stock options is recognized over the relevant performance period. Non-employee stock-based compensation is accounted for in accordance with the guidance of Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”) Topic 505, Equity.  As such, the Company recognizes expense based on the estimated fair value of options granted to non-employees over their vesting period, which is generally the period during which services are rendered and deemed completed by such non-employees.

Research and Development — Research and development costs are expensed as incurred.

Income Taxes — Income taxes are accounted for using the liability method of accounting.  Under this method, deferred tax assets and liabilities are determined based on temporary differences between the financial statement basis and tax basis of assets and liabilities and net operating loss and credit carryforwards using enacted tax rates in effect for the year in which the differences are expected to reverse.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.  Valuation allowances are established when it is more likely than not that some portion of the deferred tax assets will not be realized.  Management has provided a full valuation allowance against the Company’s gross deferred tax asset.  Tax positions taken or expected to be taken in the course of preparing tax returns are required to be evaluated to determine whether the tax positions are “more likely than not” to be sustained by the applicable tax authority.  Tax positions deemed not to meet a more-likely-than-not threshold would be recorded as tax expense in the current year.  There were no uncertain tax positions that require accrual to or disclosure in the financial statements as of December 31, 2012 and 2011.

Comprehensive Loss — There were no components of comprehensive loss other than net loss in all of the periods presented.

Grant Income — Cellectar received a cash grant of approximately $44,000 for the year ended December 31, 2011 from the U.S. Internal Revenue Service as a qualifying therapeutic discovery project credit pursuant to the Patient Protection and Affordable Care Act.  This grant has been recorded as a component of other income.

Fair Value of Financial Instruments — The guidance under FASB ASC Topic 825, Financial Instruments, requires disclosure of the fair value of certain financial instruments. Financial instruments in the accompanying financial statements consist of cash equivalents, accounts payable, convertible debt and long-term obligations.  The carrying amount of cash equivalents, investments and accounts payable approximate their fair value due to their short-term nature.  The carrying value of long-term obligations, including the current portion, approximates fair value because the fixed interest rate approximates current market rates of interest available in the market.

Derivative Instruments   – The Company generally does not use derivative instruments to hedge exposures to cash flow or market risks.  However, certain warrants to purchase common stock that do not meet the requirements for classification as equity, in accordance with the Derivatives and Hedging Topic of the FASB ASC, are classified as liabilities.  In such instances, net-cash settlement is assumed for financial reporting purposes, even when the terms of the underlying contracts do not provide for a net-cash settlement. These warrants are considered derivative instruments because the agreements contain “down-round” provisions whereby the number of shares for which the warrants are exercisable and/or the exercise price of the warrants are subject to change in the event of certain issuances of stock at prices below the then-effective exercise price of the warrants. The number of shares issuable under such warrants was 27,310 and 77,729 at December 31, 2012 and 2011, respectively. The primary underlying risk exposure pertaining to the warrants is the change in fair value of the underlying common stock.  Such financial instruments are initially recorded at fair value with subsequent changes in fair value recorded as a component of gain or loss on derivatives on the consolidated statements of operations in each reporting period. If these instruments subsequently meet the requirements for equity classification, the Company reclassifies the fair value to equity. At December 31, 2012 and 2011, these warrants represented the only outstanding derivative instruments issued or held by the Company.

Concentration of Credit Risk — Financial instruments that subject the Company to credit risk consist of cash and equivalents on deposit with financial institutions. The Company’s excess cash as of December 31, 2012 and 2011 is on deposit in a non-interest-bearing transaction account that is fully covered by FDIC deposit insurance.

New Accounting Pronouncements — In May 2011, the FASB issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles (“GAAP”) and International Financial Reporting Standards (“IFRS”).  This standard updates accounting guidance to clarify the measurement of fair value to align the guidance and improve the comparability surrounding fair value measurement within GAAP and IFRS.  The standard also updates requirements for measuring fair value and expands the required disclosures.  The standard does not require additional fair value measurements and was not intended to establish valuation standards or affect valuation practices outside of financial reporting.  This standard became effective for the Company on January 1, 2012. The adoption of this standard on January 1, 2012 did not have a material impact on the Company’s financial statements or required disclosures.

In September 2011, the FASB issued ASU No. 2011-08, Intangibles – Goodwill and Other (Topic 350) Testing Goodwill for Impairment.   This standard simplifies how an entity tests goodwill for impairment and allows an entity to first assess qualitative factors in determining whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test.  This standard is effective for entities as of the beginning of a fiscal year that begins after December 15, 2011 and interim and annual periods thereafter.  Early adoption is permitted. The adoption of this standard on January 1, 2012 did not have a material impact on the Company’s financial statements or required disclosures.

In August 2012, the FASB issued ASU No. 2012-03, Technical Amendments and Corrections to SEC Section. This standard provides amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 114, Technical Amendments Pursuant to SEC Release No. 339-9250, and Corrections Related to FASB Accounting Standards Update 2010-22. The adoption of this standard did not have a material impact on the Company’s financial statement or required disclosures.

In October 2012, the FASB issued ASU No. 2012-04, Technical Improvements and Corrections. This standard provides changes and clarification to the codification through reference corrections and source literature amendments. This standard is effective for entities as of the beginning of a fiscal year that begins after December 15, 2012. The Company does not expect that the adoption of this standard will have a material impact on the Company’s financial statements or required disclosures.

FAIR VALUE	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

3. FAIR VALUE

In accordance with Fair Value Measurements and Disclosures Topic of the FASB ASC 820, the Company groups its financial assets and financial liabilities generally measured at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value.

•	Level 1: Input prices quoted in an active market for identical financial assets or liabilities.
•	Level 2: Inputs other than prices quoted in Level 1, such as prices quoted for similar financial assets and liabilities in active markets, prices for identical assets and liabilities in markets that are not active or other inputs that are observable or can be corroborated by observable market data.
•	Level 3: Input prices quoted that are significant to the fair value of the financial assets or liabilities which are not observable or supported by an active market.

Assets and liabilities measured at fair value on a recurring basis are summarized below:

	December 31, 2012
	Level 1	Level 2	Level 3	Fair Value

Liabilities:
Warrants	$-	$13,304	$-	$13,304

	December 31, 2011
	Level 1	Level 2	Level 3	Fair Value

Liabilities:
Warrants	$-	$23,305	$-	$23,305

The Company uses the Black-Scholes option pricing model and assumptions that consider, among other variables, the fair value of the underlying stock, risk-free interest rate, volatility, expected life and dividend rates in estimating fair value for the warrants considered to be derivative instruments. Assumptions used are generally consistent with those disclosed for stock-based compensation (see Note 10).

ACQUISITION	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]

4. ACQUISITION

Merger Agreement

On April 8, 2011, Novelos acquired Cellectar through a merger with and into the Merger Subsidiary, pursuant to the Merger Agreement entered into on that date.  As a result of the Acquisition, the Merger Subsidiary, which was renamed Cellectar, Inc., owns all assets of and operates the business previously owned and operated by Cellectar.

In the Acquisition, the former stockholders of Cellectar received an aggregate number of shares of Novelos common stock constituting approximately 85% of the outstanding shares of Novelos common stock, after giving effect to the Acquisition but before giving effect to the concurrent private placement of Novelos securities described below.  Prior to the Acquisition, Novelos amended and restated its certificate of incorporation and in connection therewith, among other things, effected a 1-for-153 reverse split of its common stock resulting in 2,959,871 shares of Novelos common stock outstanding. Novelos then issued 17,001,596 shares of Novelos common stock to the stockholders of Cellectar upon the effective date of the Acquisition.  Warrants and options to purchase Novelos common stock that were outstanding prior to the Acquisition remained outstanding following the Acquisition. These consisted of warrants to purchase a total of 315,164 shares of Novelos common stock with prices ranging from $16.07 to $191.25 and options to purchase a total of 49,159 shares of Novelos common stock with prices ranging from $1.53 to $1,072.53.

The financial advisor to Cellectar in the Acquisition, received a cash fee of $200,000 upon the completion of the Acquisition in consideration of their services.  The financial advisor to Novelos in the Acquisition, received a cash fee of $250,000 upon the completion of the Acquisition in consideration of their services.  These amounts were recorded as merger costs and expensed as incurred on the date of the Acquisition.  In addition to the investment banking fees, the Company also incurred an additional $296,207 of merger-related legal and other costs during the year ended December 31, 2011 which were included as a component of expense in the respective period.

The Acquisition was completed principally to leverage synergies between Novelos’ strategic focus and experience in developing and funding the development of cancer drugs and Cellectar’s portfolio of cancer-targeted compounds.

Purchase Accounting

The Acquisition was accounted for using the purchase method of accounting as a reverse acquisition.  In a reverse acquisition, the post-acquisition net assets of the surviving combined company includes the historical cost basis of the net assets of the accounting acquirer (Cellectar) plus the fair value of the net assets of the accounting acquiree (Novelos).  Further, under the purchase method, the purchase price is allocated to the assets acquired, liabilities assumed, and identifiable intangible assets based on their estimated fair values with the remaining excess purchase price over net assets acquired allocated to goodwill.

The fair value of the consideration transferred in the Acquisition was $2,219,903 and was calculated as the number of shares of common stock that Cellectar would have had to issue (adjusted for the Exchange Ratio) in order for Novelos shareholders to hold a 15% equity interest in the combined Company post-acquisition (but prior to the concurrent private placement), multiplied by the estimated fair value of the Company’s common stock on the acquisition date.  The estimated fair value of the Company’s common stock was based on the offering price of the common stock sold in the private placement which was both completed concurrently with and conditioned upon the closing of the Acquisition.  This price was determined to be the best indication of fair value on that date since the price was based on an arm’s length negotiation with a group consisting of both new and existing investors that had been advised of the pending Acquisition and assumed similar liquidity risk as those investors holding the majority of shares being valued as purchase consideration.

The following table summarizes the Company’s determination of fair values of the assets acquired and the liabilities as of the date of acquisition.

Consideration - issuance of securities	$2,219,903

Prepaid expenses and other assets	$71,892
Fixed assets	6,515
Accrued liabilities	(380,130)
Derivative liability	(59,485)
Goodwill	1,675,462

Total purchase price – net of cash acquired of $905,649	$1,314,254

The Company determined that the acquired Novelos legacy technology had no value as of the date of the acquisition.

Goodwill

Of the total purchase price of $2,219,903, $1,675,462 was allocated to goodwill. Goodwill represents the excess of the purchase price of an acquired business over the fair value of the underlying net tangible and intangible assets. The goodwill includes the value of the Novelos work force (management team). None of the goodwill associated with the Acquisition is deductible for income tax purposes.

There were no changes in goodwill during the year ended December 31, 2012 or 2011, after the initial purchase accounting.

The Company is required to perform an annual impairment test related to goodwill which is performed in the fourth quarter of each year, or sooner if changes in circumstances suggest that the carrying value of an asset may not be recoverable. During the fourth quarter of 2012, the annual test was performed and it was determined that there had been no impairment to goodwill.

FIXED ASSETS	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

5. FIXED ASSETS

Fixed assets consisted of the following at December 31:

	2012	2011

Office and laboratory equipment	$3,151,120	$3,069,889
Computer software	4,000	4,000
Leasehold improvements	2,337,935	2,324,672
Total fixed assets	5,493,055	5,398,561
Less accumulated depreciation and amortization	(2,848,052)	(2,353,996)
Fixed assets, net	$2,645,003	$3,044,565

For the years ended December 31, 2012 and 2011, the Company incurred approximately $497,000 and $585,000 of depreciation and amortization expense, respectively.

LICENSE AGREEMENTS	12 Months Ended
Dec. 31, 2012
Collaborative and License Arrangement Disclosure [Abstract]
Collaborative and License Arrangement Disclosure [Text Block]

6. LICENSE AGREEMENTS

2003 License Agreement with the University of Michigan

In September 2003, Cellectar entered into an exclusive license agreement (the “U. Mich. Agreement”) with the Regents of the University of Michigan, (“U. Mich.”) for the development, manufacture and marketing of products under several composition-of-matter patents in North America that expire at varying dates in 2016.  The U. Mich. Agreement expires upon the expiration of the last covered patent.  The Company is responsible for an annual license fee of $10,000 and is required to pay costs associated with the maintenance of the patents covered by the U. Mich. Agreement.  Additionally, the Company is required to make milestone payments of $50,000 upon the filing of a New Drug Application (“NDA”) for a licensed product intended for use in a therapeutic or diagnostic application (such milestone fees may be deferred and paid within 12 months of the first commercial sale of such products) and make certain milestone payments within a year following the first commercial sale of any licensed products.  The sales milestones range from $100,000 to $200,000, dependent upon whether the drug is for use in a diagnostic or therapeutic application, provided that if sales in the first 12 months are less than the amount of the milestone, then we are required to pay 50% of all sales until the milestone is satisfied. The milestone payments may total up to $400,000. The U. Mich. Agreement provides that the Company pay a royalty equal to 3% of net sales of any licensed products sold by the Company or its sublicensees for such licensed products, provided however if the sublicense fee payable to the Company is between 4% and 5% of net sales, then the royalties payable to U. Mich. Shall be equal to 50% of the sublicense fee.  Furthermore, the U. Mich. Agreement provides for a reduction in the royalties owed by up to 50% if the Company is required to pay royalties to any third parties related to the sale of the licensed products.  If the Company receives any revenue in consideration of rights to the licensed technology that is not based on net sales, excluding any funded research and development, the Company is required to pay U. Mich. 10% of amounts received.  U. Mich. may terminate the agreement if the Company ceases operations, if the Company fails to make any required payment under the agreement, or if the Company otherwise materially breaches the agreement, subject to the applicable notice and cure periods.  To date, the Company has made all payments as they have become due, there have been no defaults under the U. Mich. Agreement, nor has the Company been notified of a default by U. Mich. The Company may terminate the agreement with six months’ notice to U. Mich. and the return of licensed product and related data.  The U. Mich. Agreement contained milestones that required certain development activities to be completed by specified dates. All such development milestones have either been completed or have been removed by subsequent amendment to the agreement.  U. Mich. has provided no warranties as to validity or otherwise with respect to the licensed technology.

The Company paid approximately $2,900 and $600 to U. Mich. for the reimbursement of patent maintenance fees during the years ended December 31, 2012 and 2011, respectively.  As of December 31, 2012 and 2011, all annual license fees have been paid in a timely manner.

Novelos Legacy License Agreements

During 2007, Novelos entered into a Collaboration Agreement with Lee’s Pharmaceutical (HK) Ltd. (“Lee’s Pharm”) whereby Lee’s Pharm obtained an exclusive license to develop, manufacture and commercialize NOV-002 and NOV-205 in China, Hong Kong, Taiwan and Macau.

During 2009, Novelos entered into a collaboration agreement with Mundipharma International Corporation Limited to develop, manufacture and commercialize, on an exclusive basis, Novelos legacy compounds in most of Europe, Asia and Australia.

The Company has suspended development of the products covered by these and does not anticipate that these agreements will have a material effect on its future results of operations, cash flows, and financial position.

CONVERTIBLE DEBT (Convertible Debt [Member])	12 Months Ended
Dec. 31, 2012
Convertible Debt [Member]
Debt Disclosure [Text Block]

7. CONVERTIBLE DEBT

On January 25, 2010, Cellectar issued nine convertible promissory notes (“Convertible Notes”) in an aggregate principal amount of $2,720,985.  The Convertible Notes provided for interest of 12% compounded annually with a maturity date of the earlier of (i) the date on which Cellectar’s cash reserves fall below $250,000 or (ii) January 20, 2011.  Upon an event of default, as defined, the interest rate increased by 10% to 22%.  The outstanding principal balance, together with any unpaid interest, was convertible immediately, by the lenders, into common stock of the Company at $0.82987 per share (giving effect to the Exchange Ratio).  Furthermore, the Convertible Notes were subject to an automatic conversion feature equal to 70% of the per share price of a qualified financing, should the Company complete a qualified financing transaction which raises at least $20,000,000 in proceeds to the Company.  Since the Convertible Notes were convertible into common stock at date of issuance at a per share price which was less than the estimated fair value of the Company’s common stock at that date, the Convertible Notes contained a beneficial conversion feature (“BCF”).  The estimated intrinsic value of the BCF of $213,792 was determined as the difference between the conversion price and the estimated fair value of Cellectar common stock on the date of issuance, multiplied by the 3,278,786 shares of common stock into which the Convertible Notes were convertible at issuance. This amount was recorded as a component of interest expense on the date of issuance.  The estimated per-share fair value of Cellectar common stock was determined by management based on a number of factors including an independent valuation, which was determined to be the best indication of the fair value as of the issuance date of the Convertible Notes.  Since the conversion price was subject to adjustment in the event of a qualified transaction, as defined, the Convertible Notes also contain a contingent beneficial conversion feature (“CBCF”).  This contingency did not materialize; therefore no intrinsic value was allocated to the CBCF.

On January 20, 2011, the Convertible Notes matured but remained unpaid.  Following the maturity and default of the Convertible Notes, the holders of the Convertible Notes agreed that all of the outstanding Convertible Notes would be automatically converted simultaneous with the completion of an acquisition and financing (the “Conversion Time”), if completed.  The amount of shares issued upon such conversion would be dependent on the amount of investment made by the note holders at the Conversion Time and were negotiated based on outstanding principal and projected accrued interest based on an assumed closing date for the acquisition and financing.  Since the number of shares to be issued upon conversion could not be determined until the Conversion Time, the Convertible Notes contained a CBCF.  On April 1, 2011, Cellectar’s Board of Directors voted to accept the note holders consent to convert the Convertible Notes into 4,181,535 shares of common stock immediately prior to the Acquisition.  On April 8, 2011, immediately prior to the Acquisition, the principal and unpaid interest on the Convertible Notes was converted into the agreed total of 4,181,535 shares of common stock.  Upon conversion of the Convertible Notes, the Company reclassified the aggregate outstanding principal and interest totaling $3,184,707 to a component of additional paid-in capital.  The revised conversion terms resulted in the issuance of an additional 343,963 shares of common stock over the 3,837,572 shares of common stock that would have been issued if the unpaid principal and accrued interest on the Convertible Notes had been converted on that date in accordance with their original terms at the stated conversion price.  On the date of conversion, the Company determined that the value of these additional shares was $257,973, based on the $0.75 per share offering price of the common stock sold in the private placement completed concurrently with the Acquisition, which is the best indication of fair value on the date of conversion.  Since the conversion was not completed until April 8, 2011, the value of the additional shares of $257,973 was recorded as a component of interest expense during the second quarter of 2011.

As of December 31, 2012 and 2011, there was no obligation outstanding on the Convertible Notes.

LONG-TERM NOTES PAYABLE (Notes Payable [Member])	12 Months Ended
Dec. 31, 2012
Notes Payable [Member]
Debt Disclosure [Text Block]

8.  LONG-TERM NOTES PAYABLE

On January 11, 2008, Cellectar entered into a loan agreement with a bank to borrow up to $1,200,000.  The borrowing, evidenced by a note (the “Bank Note”), bore interest at a rate of 7.01% per annum, could be prepaid without penalty and was payable in 48 monthly principal and interest payments of $20,520 with a balloon payment of any remaining unpaid principal and interest on March 28, 2012.  In the event of default of payment, Cellectar would be required to pay a late charge equal to 5% of the delinquent payment and the interest rate on the unpaid principal would be increased by 3%.  The Bank Note was collateralized by substantially all assets of Cellectar and a deposit account in the amount of $500,000. On April 8, 2011, immediately prior to the Acquisition, Cellectar paid approximately $627,000 in full settlement of the Bank Note. The payment was made in order to avoid an event of default that would have occurred as a result of the change of control that occurred at the time of the Acquisition and therefore the Company’s obligation under the Bank Note was satisfied during the year ended December 31, 2011. As such, there were no amounts outstanding on the Bank Note as of December 31, 2012 or 2011.

On September 15, 2010, Cellectar entered into certain loan agreements with the Wisconsin Department of Commerce (“WDOC Notes”) to borrow a total of $450,000.  The WDOC Notes bear interest at 2% per annum beginning on the date of disbursement and allow for the deferral of interest and principal payments until April 30, 2015.  In the event of default of payment, interest on the delinquent payment is payable at a rate equal to 12% per annum.  Monthly payments of $20,665 for principal and interest commence on May 1, 2015 and continue for 23 equal installments with the final installment of any remaining unpaid principal and interest due on April 1, 2017.  As of December 31, 2012 and 2011, $450,000 is classified as a long-term note payable in the accompanying balance sheets.

As of December 31, 2012, long-term notes payable mature as follows:

Years ended December 31,
2013	$—
2014	—
2015	119,957
2016	243,591
2017	86,452
$450,000

For the years ended December 31, 2012 and 2011, the Company recorded approximately $9,000 and $17,500 of interest expense related to these long-term notes payable.

STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

9. STOCKHOLDERS’ EQUITY

For the purpose of presentation in these financial statements, all amounts and disclosures related to equity issuances prior to the Acquisition have been retroactively restated by applying the Exchange Ratio in order to reflect the capital structure of Novelos.

From inception until the Acquisition on April 8, 2011, Cellectar issued 12,559,218 shares of common stock for net proceeds of approximately $21,710,000.

April 2011 Private Placement

Concurrently with and conditioned upon the execution of the Merger Agreement, the Company entered into a securities purchase agreement with certain accredited investors under which the Company sold an aggregate of 6,846,537 units, each unit consisting of one share of its common stock and a warrant to purchase one share of its common stock, at a price of $0.75 per unit, for gross proceeds of approximately $5,135,000 (the “April Private Placement”).  The warrants have an exercise price of $0.75 and expire on March 31, 2016.  The warrant exercise price and/or the common stock issuable pursuant to such warrant will be subject to adjustment only for stock dividends, stock splits or similar capital reorganizations so that the rights of the warrant holders after such event will be equivalent to the rights of warrant holders prior to such event.  The relative fair value of the warrants issued to the investors was $2,124,286 at issuance and has been included as a component of stockholders’ equity.  The Company uses the Black-Scholes option pricing model to value warrants and applies assumptions that consider, among other variables, the fair value of the underlying stock, risk-free interest rate, volatility, expected life and dividend rates in estimating fair value for the warrants. Assumptions used are generally consistent with those disclosed for stock-based compensation (see Note 10).

The securities purchase agreement includes certain registration requirements which were subsequently extended by the consent of purchasers holding a majority of shares of the Company’s common stock issued in the April Private Placement, which holders constituted the requisite holders, as defined. The Company filed a registration statement with the SEC on July 17, 2012 covering the resale of 4,000,000 shares of common stock pursuant to the registration requirements and this registration statement was declared effective on July 26, 2012. The Company is required to keep the registration statement continuously effective under the Securities Act of 1933, as amended (the “Securities Act”), until the earlier of the date when all the registrable securities covered by the registration statement have been sold or such time as all the registrable securities covered by the registration statement can be sold under Rule 144 without any volume limitations. The Company will be allowed to suspend the use of the registration statement for not more than 30 consecutive days on not more than two occasions in any 12-month period (the “Allowed Delay”).  If the Company suspends the use of the registration for longer than the Allowed Delay, it may be required to pay to the purchasers liquidated damages equal to 1.5% per month (pro-rated on a daily basis for any period of less than a full month) of the aggregate purchase price of the units purchased until the use of the registration statement is no longer suspended, not to exceed 5% of the aggregate purchase price.  As of December 31, 2012, and through the date of this filing, the Company has not concluded that it is probable that damages will become due; therefore, no accrual for damages has been recorded.

The Company paid to the placement agent for the financing a cash fee equal to $200,000 and issued warrants to purchase 192,931 shares of its common stock (having an exercise price of $0.75 and which expire March 31, 2016) in consideration for their advisory services with respect to the financing pursuant to the placement agency agreement.  The cash fee was recorded as a reduction of gross proceeds received.  The estimated fair value of the warrants issued to the placement agent was $112,096 and was recorded as a component of stockholders’ equity.

December 2011 Underwritten Offering

On December 6, 2011, the Company completed an underwritten public offering of 10,081,667 shares of its common stock and warrants to purchase up to an aggregate of 10,081,667 shares of its common stock at an exercise price of $0.60 per share, expiring on December 6, 2016, for gross proceeds of $6,049,000 and net proceeds of $5,298,140 after deducting transaction costs (the “Underwritten Offering”). The warrant exercise price and the common stock issuable pursuant to such warrant are subject to adjustment only for stock dividends, stock splits and similar capital reorganizations so that the rights of the warrant holders after such event will be equivalent to the rights of the warrant holders prior to such event. The relative fair value of the warrants issued to the investors was $2,350,320 at issuance and has been included as a component of stockholders’ equity.  The Company uses the Black-Scholes option pricing model to value warrants and applies assumptions that consider, among other variables, the fair value of the underlying stock, risk-free interest rate, volatility, expected life and dividend rates in estimating fair value for the warrants. Assumptions used are generally consistent with those disclosed for stock-based compensation (see Note 10). The Company paid the underwriter a cash fee of $302,000. The cash fee along with other legal and accounting costs associated with the offering were recorded as a reduction of the gross proceeds received.

June 2012 Public Offering

On June 13, 2012, pursuant to securities purchase agreements entered into with investors on June 7, 2012, the Company completed a registered public offering of an aggregate of 5,420,800 shares of its common stock, warrants to purchase up to an aggregate of 5,420,800 at an exercise price of $1.00 per share, exercisable for 90 days from issuance (the “Class B Warrants”), and warrants to purchase up to an aggregate of 2,710,400 shares of its common stock at an exercise price of $1.25 per share, exercisable for five years from issuance, for total gross proceeds of $5,420,800 and net proceeds of $4,870,978 after deducting transaction costs (the “June Offering”). The warrant exercise price and the common stock issuable pursuant to such warrants are subject to adjustment only for stock dividends, stock splits and similar capital reorganizations, in which event the rights of the warrant holders would be adjusted as necessary so that they would be equivalent to the rights of the warrant holders prior to such event. The relative fair value of the warrants issued to the investors was $1,994,631 at issuance and has been included as a component of stockholders’ equity.  The Company uses the Black-Scholes option pricing model to value warrants and applies assumptions that consider, among other variables, the fair value of the underlying stock, risk-free interest rate, volatility, expected life and dividend rates in estimating fair value for the warrants. Assumptions used are generally consistent with those disclosed for stock-based compensation (see Note 10). In the June Offering, the Company paid a cash fee of $379,456 and issued warrants to purchase 271,040 shares of its common stock at an exercise price of $1.25 per share expiring on June 13, 2017 to the placement agent. The cash fee along with other legal and accounting costs associated with the offering were recorded as a reduction of the gross proceeds received. The estimated fair value of the warrants issued to the placement agent was $255,703 and was recorded as a component of stockholders’ equity.

On September 10, 2012, the Company amended the terms of the Class B Warrants with investors who held warrants to purchase 5,255,000 shares of common stock to extend the expiration date for the exercise of such warrants until October 11, 2012. An investor who held Class B Warrants to purchase 15,000 shares of common stock did not elect to amend their agreement and such warrants expired on September 11, 2012. These warrants had been issued in connection with the June Offering, had an expiration date of September 11, 2012 and were exercisable at a price of $1.00 per share. The modification of the expiration date of the warrants resulted in a deemed dividend to warrant holders of $543,359 which was calculated as the difference between the fair value of the warrants immediately before and after the modification using the Black-Scholes option pricing model. The deemed dividend is reflected as an adjustment to net loss to arrive at net loss attributable to common stockholders in the twelve months ended December 31, 2012. Since the Company had an accumulated deficit at the time of the modification, there was no impact to the components of stockholders’ equity as a result of the recognition of the deemed dividend.

During the year ended December 31, 2012, Class B Warrants were exercised for an aggregate of 1,088,300 shares of common stock and the Company received aggregate cash proceeds of $1,088,300 in respect of those exercises. The balance of the Class B Warrants, exercisable for up to 4,332,500 shares of common stock, expired.

November 2012 Private Placement

On November 2, 2012, the Company completed a private placement of 2,000,000 shares of its common stock, warrants to purchase up to an aggregate of 2,000,000 shares of common stock at an exercise price of $1.00 per share, exercisable for 90 days from issuance, and warrants to purchase up to an aggregate of 1,000,000 shares of its common stock at an exercise price of $1.25 per share, exercisable for five years from issuance, for total gross proceeds of $2,000,000 (the “November Private Placement”). The warrant exercise price and the common stock issuable pursuant to such warrants are subject to adjustment only for stock dividends, stock spilts and similar capital reorganizations, in which event the rights of the warrant holders would be adjusted as necessary so that they would be equivalent to the rights of the warrant holders prior to such event. The relative fair value of the warrants issued to the investor was $742,491 at issuance and has been included as a component of stockholders’ equity. The Company uses the Black-Scholes option pricing model to value warrants and applies assumptions that consider, among other variables, the fair value of the underlying stock, risk-free interest rate, volatility, expected life and dividend rates in estimating fair value for the warrants. Assumptions used are generally consistent with those disclosed for stock-based compensation (see Note 10). The proceeds from the November Private Placement are contractually designated for use towards the construction of a clinical-stage manufacturing facility for I-124-CLR1404 (LIGHT) at the Company’s Madison, WI location. The warrants to purchase 2,000,000 shares of common stock at $1.00 per share expired unexercised on January 31, 2013 (see Note 18). As a result of the contractual commitment to use the proceeds towards the construction project, the Company has classified the gross proceeds of $2,000,000 from this offering as a long-term restricted asset (see Note 2).

Common Stock Warrants

The following table summarizes information with regard to outstanding warrants to purchase common stock as of December 31, 2012.

Offering	Number of Shares Issuable Upon Exercise of Outstanding Warrants	Exercise Price	Expiration Date

November 2012 Private Placement	2,000,000	$1.00	January 31, 2013
November 2012 Private Placement	1,000,000	$1.25	November 2, 2017
June 2012 Public Offering	2,981,440	$1.25	June 13, 2017
December 2011 Underwritten Offering	9,248,334	$0.60	December 6, 2016
April 2011 Private Placement	6,058,811	$0.75	March 31, 2016
Legacy warrants (1)	27,310	$0.60	July 27, 2015
Legacy warrants	105,040	$16.065	July 27, 2015
Legacy warrants	91,524	$99.45-100.98	December 31, 2015

Total	21,512,459

(1)  The exercise prices of these warrants are subject to adjustment for “down-rounds” and the warrants have been accounted for as derivative instruments as described in Note 3.

In February 2013, the Company issued warrants in connection with a public offering of common stock (see Note 18).

Reserved Shares

The following shares were reserved for future issuance upon exercise of stock options and warrants:

	December 31,
	2012	2011

Warrants	21,512,459	17,403,989
Stock options	6,439,188	4,827,638

Total number of shares reserved for future issuance	27,951,647	22,231,627

STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

10.  STOCK-BASED COMPENSATION

In connection with the Acquisition, the Company assumed options to purchase 49,159 shares of common stock at exercise prices ranging from $1.53 to $1,072.53.

2006 Novelos Stock Option Plan.   Following the Acquisition, option grants to directors and employees are made under the Novelos Therapeutics 2006 Stock Incentive Plan (the “Plan”).  A total of 10,000,000 shares of common stock are authorized for issuance under the Plan for grants of incentive or nonqualified stock options, rights to purchase restricted and unrestricted shares of common stock, stock appreciation rights and performance share grants.  A committee of the board of directors determines exercise prices, vesting periods and any performance requirements on the date of grant, subject to the provisions of the Plan.  Options are granted at or above the fair market value of the common stock at the grant date and expire on the tenth anniversary of the grant date.  Vesting periods are generally between one and four years.  Options granted pursuant to the Plan generally will become fully vested upon a termination event occurring within one year following a change in control, as defined.  A termination event is defined as either termination of employment or services other than for cause or constructive termination of employees or consultants resulting from a significant reduction in either the nature or scope of duties and responsibilities, a reduction in compensation or a required relocation.  As of December 31, 2012, there are an aggregate of 3,669,562 shares available for future grants under the Plan.

Accounting for Stock-Based Compensation

The Company uses the Black-Scholes option-pricing model to calculate the grant-date fair value of stock option awards. The resulting compensation expense, net of expected forfeitures, for non-performance based awards is recognized on a straight-line basis over the service period of the award, which is generally three years for stock options. For stock options with performance-based vesting provisions, recognition of compensation expense, net of expected forfeitures, commences if and when the achievement of the performance criteria is deemed probable. The compensation expense, net of expected forfeitures, for performance-based stock options is recognized over the relevant performance period. Evaluation of the probability of meeting performance targets is evaluated at the end of each reporting period. Non-employee stock-based compensation is accounted for in accordance with the guidance of FASB ASC Topic 505, Equity.  As such, the Company recognizes expense based on the estimated fair value of options granted to non-employees over their vesting period, which is generally the period during which services are rendered and deemed completed by such non-employees.

The following table summarizes amounts charged to expense for stock-based compensation related to employee and director stock option grants and stock-based compensation recorded in connection with stock options granted to non-employee consultants:

	Year Ended December 31,		Cumulative Development- Stage Period from November 7, 2002 through December 31,
	2012	2011	2012
Employee and director stock option grants:
Research and development	$319,703	$190,172	$808,261
General and administrative	1,010,605	570,884	3,158,792
	1,330,308	761,056	3,967,053
Non-employee consultant stock option grants:
Research and development	79,879	36,157	116,036
General and administrative	93,110	110,247	275,081
	172,989	146,404	391,117

Total stock-based compensation	$1,503,297	$907,460	$4,358,170

On March 4, 2011, in contemplation of the Acquisition and in accordance with terms of the applicable option agreements, Cellectar accelerated the vesting on all outstanding and unvested options at that date and notified all option holders that any unexercised options as of March 17, 2011 would then be terminated.  On March 17, 2011, Cellectar terminated all outstanding options.  The remaining unamortized compensation expense of $58,000 was recorded related to the acceleration of outstanding options in the quarter ended March 31, 2011.  No additional compensation expense was recorded related to the acceleration of unvested shares as the acceleration did not represent a modification to the original terms of the options.

On May 18, 2011, the Company cancelled 100,000 options originally granted on April 25, 2011 with an exercise price of $3.00 per share and issued 100,000 replacement stock option awards with an exercise price of $1.40.  The cancellation and replacement constituted a modification to the terms of the award and additional stock-based compensation was measured as the excess of the fair value of the modified award over the fair value of the original award immediately before the modification.  Accordingly, incremental stock-based compensation expense of $4,494 was recorded in connection with the modification.

During the years ended December 31, 2012 and 2011, the Company granted options to purchase 167,550 and 670,200 shares of common stock pursuant to performance-based awards to an employee, respectively. No compensation expense was recognized related to the performance-based awards as the Company did not determine that achievement of the milestones was probable. The milestones related to the 2011 performance-based awards were not met and the awards expired during 2011 and 2012. As of December 31, 2012, the 2012 award was outstanding; however the award expired in January 2013 when the milestones were not met.

Assumptions Used In Determining Fair Value

Valuation and amortization method. The fair value of each stock award is estimated on the grant date using the Black-Scholes option-pricing model.  The estimated fair value of employee stock options is amortized to expense using the straight-line method over the vesting period. The estimated fair value of the non-employee options is amortized to expense over the period during which a non-employee is required to provide services for the award (usually the vesting period).

Volatility. The Company estimates volatility based on an average of (1) the Company’s historical volatility since its common stock has been publicly traded and (2) review of volatility estimates of publicly held drug development companies with similar market capitalizations.

Risk-free interest rate. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant commensurate with the expected term assumption.

Expected term. The expected term of stock options granted is based on an estimate of when options will be exercised in the future. The Company applied the simplified method of estimating the expected term of the options, as described in the SEC’s Staff Accounting Bulletins 107 and 110, as the Company has had a significant change in its business operations as result of the Acquisition and the historical experience is not indicative of the expected behavior in the future. The expected term, calculated under the simplified method, is applied to groups of stock options that have similar contractual terms. Using this method, the expected term is determined using the average of the vesting period and the contractual life of the stock options granted. The Company applied the simplified method to non-employees who have a truncation of term based on termination of service and utilizes the contractual life of the stock options granted for those non-employee grants which do not have a truncation of service.

Forfeitures.   Stock-based compensation expense is recorded only for those awards that are expected to vest.  FASB ASC Topic 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.  The term “forfeitures” is distinct from “cancellations” or “expirations” and represents only the unvested portion of the surrendered option.  An annual forfeiture rate of 0% was applied to all unvested options as of December 31, 2012 and 2011 as the historical experience of forfeitures is not representative of expected future forfeiture rates as a result of the significant changes in the business operations as a result of the Acquisition. Additionally, the majority of the 2012 and 2011 forfeitures were related to unmet milestones on performance-based options that are not representative of the expected future forfeiture rates for the Company’s service-based awards. This analysis will be re-evaluated semi-annually and the forfeiture rate will be adjusted as necessary.  Ultimately, the actual expense recognized over the vesting period will be for only those shares that vest.

The following table summarizes weighted-average values and assumptions used for options granted to employees, directors and consultants in the periods indicated:

	Year Ended December 31, 2012	Year Ended December 31, 2011
Volatility	109% -115%	110% -115%
Risk-free interest rate	0.7% - 0.925%	0.89% – 3.17%
Expected life (years)	5.06 - 6.25	5.5 – 6.25
Dividend	0%	0%
Weighted-average exercise price	$0.75	$1.16
Weighted-average grant-date fair value	$0.62	$0.98

Stock Option Activity

A summary of stock option activity is as follows:

	Number of Shares Issuable Upon Exercise of Outstanding Options	Weighted Average Exercise Price	Weighted Average Remaining Contracted Term in Years	Aggregate Intrinsic Value
Outstanding at November 7, 2002	—
Granted	1,013,583	$2.36
Canceled	(222,547)	$2.63
Forfeited	(21,847)	$2.91
Outstanding at December 31, 2010	769,189	$2.69
Canceled	(769,189)	$2.69
Options acquired in connection with a business combination	49,159	$100.52
Granted	5,226,500	$1.16
Canceled	(9,992)	$115.16
Forfeited	(438,029)	$2.44
Outstanding at December 31, 2011	4,827,638	$1.82
Granted	1,956,650	$0.75
Canceled	(1,666)	$0.45
Forfeited	(343,434)	$1.38
Outstanding at December 31, 2012	6,439,188	$1.52

Vested, December 31, 2012	2,352,974	$2.63	8.47	$161,799
Unvested, December 31, 2012	4,086,214	$0.88	9.26	$258,730
Exercisable at December 31, 2012	2,352,974	$2.63	8.47	$161,799

Exercise prices for all grants made during the twelve months ended December 31, 2012 and 2011 were equal to the market value of the Company’s common stock on the date of grant. The aggregate intrinsic value of options outstanding is calculated based on the positive difference between the estimated per-share fair value of common stock at the end of the respective period and the exercise price of the underlying options. At December 31, 2011, the estimated fair-market value of common stock was less than the exercise price of the underlying options, as such, the aggregate intrinsic value is $0.  There have been no option exercises to date. Shares of common stock issued upon the exercise of options are from authorized but unissued shares.

The weighted-average grant-date fair value of options granted during the year ended December 31, 2012, December 31, 2011 and for the period from November 7, 2002 to December 31, 2012 was $0.62, $0.98 and $1.12, respectively.  The total fair value of shares vested during December 31, 2012 and 2011 and for the period November 7, 2002 to December 31, 2012 was $1,549,300, $756,400 and $4,355,700, respectively.   The weighted-average grant-date fair value of vested and unvested options outstanding at December 31, 2012 was $1.01 and $0.73, respectively. The weighted-average grant-date fair value of vested and unvested options outstanding at December 31, 2011 was $1.31 and $0.89, respectively.

As of December 31, 2012, there was $2,733,590 of total unrecognized compensation cost related to unvested stock-based compensation arrangements.  Of this total amount, the Company expects to recognize $1,447,269, $876,455, $360,039 and $49,827 during 2013, 2014, 2015 and 2016, respectively.  The Company expects 3,918,664 in unvested options, excluding performance-based awards, to vest in the future.

INCOME TAXES	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

11.  INCOME TAXES

	2012	2011

Tax provision (benefit)
Current
Federal	$—	$—
State	—	—
Total current	—	—

Deferred
Federal	(3,225,486)	(944,333)
State	2,291,913	(161,963)
Total deferred	(933,573)	(1,106,296)

Change in valuation allowance	933,573	1,106,296
Total	$—	$—

Deferred tax assets consisted of the following at December 31:

	2012	2011

Deferred tax assets
Federal net operating loss	$22,343,084	$19,447,371
Federal research and development tax credit carryforwards	1,969,426	1,956,146
State net operating loss	2,252,566	2,444,816
State research and development tax credit carryforwards	633,571	597,608
Capitalized research and development expenses	11,068,868	13,007,013
Capital loss carryforward (expires beginning in 2012)	—	340,000
Stock-based compensation expense	842,174	333,206
Intangible assets	440,556	555,198
Charitable contribution carryforwards	43,350	44,370
Accrued liabilities	25,199	35,314
Total deferred tax assets	39,618,794	38,761,042

Deferred tax liabilities
Depreciable assets	(271,049)	(346,870)
Total deferred tax liabilities	(271,049)	(346,870)
Net deferred tax assets	39,347,745	38,414,172
Less valuation allowance	(39,347,745)	(38,414,172)

Total deferred tax assets	$—	$—

A reconciliation of income taxes computed using the U.S. federal statutory rate to that reflected in operations is as follows:

	Year ended December 31,
	2012	2011
Income tax benefit using U.S. federal statutory rate	34.00%	34.00%
State income taxes	(17.20)%	1.44%
Permanent items	(0.17)%	(5.21)%
Change in valuation allowance	(10.61)%	(14.88)%
Other	(6.02)%	(15.35)%
Total	—%	—%

As of December 31, 2012, the Company had federal and state net operating loss carryforwards (“NOLs”) of approximately $65,715,000 and $42,854,000 respectively, which expire in 2018 through 2031 and 2013 through 2025, respectively.  In addition, the Company has federal and state research and development and investment tax credits of approximately $1,969,000 and $960,000, respectively which expire in 2018 through 2031 and 2015 through 2026, respectively.  The amount of NOLs and tax credit carryforwards which may be utilized annually in future periods will be limited pursuant to Section 382 of the Internal Revenue Code as a result of substantial changes in the Company’s ownership that have occurred or that may occur in the future.  The Company has not quantified the amount of such limitations.

Because of the Company’s limited operating history, continuing losses and uncertainty associated with the utilization of the NOLs in the future, management has provided a full allowance against the gross deferred tax asset.

The Company did not have unrecognized tax benefits or accrued interest and penalties at any time during the years ended December 31, 2012 or 2011, and does not anticipate having unrecognized tax benefits over the next twelve months.  The Company is subject to audit by the IRS and state taxing authorities for tax periods commencing January 1, 2008. Additionally, the Company may be subject to examination by the IRS for years beginning prior to January 1, 2008 as a result of its NOLs. However, any adjustment related to these periods would be limited to the amount of the NOL generated in the year(s) under examination.

NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

12.   NET LOSS PER SHARE

Basic net loss per share is computed by dividing net loss by the weighted average number of shares of common stock outstanding during the period. Diluted net loss per share is computed by dividing net loss, as adjusted, by the sum of the weighted average number of shares of common stock and the dilutive potential common stock equivalents then outstanding.  Potential common stock equivalents consist of stock options and warrants.  Since there is a net loss attributable to common stockholders for the years ended December 31, 2012 and 2011, the inclusion of common stock equivalents in the computation for those periods would be antidilutive. Accordingly, basic and diluted net loss per share is the same for all periods presented.

The following potentially dilutive securities have been excluded from the computation of diluted net loss per share since their inclusion would be antidilutive:

	Year Ended December 31,		Cumulative Development- Stage Period from November 7, 2002 (inception) through December 31,
	2012	2011	2012
Warrants	21,512,459	17,403,989	21,512,459
Stock options	6,439,188	4,827,638	6,439,188

COMMITMENTS	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments Disclosure [Text Block]

13.  COMMITMENTS

Real Property Leases

On September 5, 2007, Cellectar entered into a 36-month lease for office and manufacturing space, commencing September 15, 2007.  The lease provides for the option to extend the lease under its current terms for seven additional two-year terms.  Rent is $8,050 per month for the first year and then escalates by 3% per year for the duration of the term including any lease extension terms.  The lease also requires the payment of monthly rent of $1,140 for approximately 3,400 square feet of expansion space.  The monthly rent for the expansion space is fixed until such time as the expansion space is occupied at which time the rent would increase to the current per square foot rate in effect under the original lease terms.  The Company is responsible for certain building-related costs such as property taxes, insurance, and repairs and maintenance.  Rent expense is recognized on a straight-line basis and accordingly the difference between the recorded rent expense and the actual cash payments has been recorded as deferred rent as of each balance sheet date.  Due to the significant value of leasehold improvements purchased during the initial 3-year lease term and the economic penalty for not extending the building lease, straight-line rent expense and the associated deferred rent has been calculated over 17 years, which represents the full term of the lease, including all extensions.

The Company is required to remove certain alterations, additions and improvements upon termination of the lease that altered a portion of the rentable space.  In no event shall the cost of such removal, at commercially reasonable rates, paid by the Company exceed $55,000 (“Capped Amount”). Any amount in excess of the Capped Amount shall be the obligation of the landlord.  The Company is required to maintain a certificate of deposit equal to the Capped Amount during the term of the lease, which amount is shown as restricted cash on the accompanying balance sheets.

The lease has been extended, in accordance with its terms, through September 14, 2014. Future minimum lease payments under this non-cancelable lease are approximately as follows:

Years ended December 31,
2013	$123,000
2014	94,000
2015	—
Thereafter	—
$217,000

The Company also leases office space in Newton, MA, which has a term that is month-to-month and requires monthly rental payments of $5,300.

Rent expense was approximately $227,000 and $197,000 for the years ended December 31, 2012 and 2011, respectively and approximately $1,368,000 from inception to December 31, 2012.

Equipment Lease

Certain equipment is leased under a capital lease.  The lease agreement requires monthly principal and interest payments of $217 and expires on September 3, 2014.  The outstanding obligation is being amortized using a 7% interest rate based on comparable borrowing rates.

The following table provides the estimated future minimum rental payments under all capital leases together with the present value of the net minimum lease payments as of December 31, 2012:

	Minimum lease payments	Less interest	Present value of net minimum lease payments
2013	$2,608	$211	$2,397
2014	1,739	45	1,694
	$4,347	$256	$4,091

The equipment recorded under capitalized leases is included in fixed assets as of December 31:

	2012	2011

Office equipment	$10,973	$10,973
Less accumulated amortization	(7,319)	(5,123)
	$3,654	$5,850

CONTINGENCIES	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Legal Matters and Contingencies [Text Block]

14.  CONTINGENCIES

Litigation

The Company is party to certain legal matters that existed with Novelos prior to the Acquisition. The following summarizes the status of those matters.

Class Action

A putative federal securities class action complaint was filed on March 5, 2010 in the United States District Court for the District of Massachusetts by an alleged shareholder of Novelos, on behalf of himself and all others who purchased or otherwise acquired Novelos common stock in the period between December 14, 2009 and February 24, 2010, against Novelos and its President and Chief Executive Officer, Harry S. Palmin.  On October 1, 2010, the court appointed lead plaintiffs (Boris Urman and Ramona McDonald) and appointed lead plaintiffs’ counsel.  On October 22, 2010, an amended complaint was filed.  The amended complaint claimed, among other things, that Novelos violated Section 10(b) of the Securities Exchange Act of 1934, as amended, and Rule 10b-5 promulgated thereunder in connection with alleged misleading disclosures related to the progress of the Phase 3 clinical trial of NOV-002 for non-small cell lung cancer.  In December 2010, the defendants filed a motion to dismiss the complaint with prejudice.  On June 23, 2011, the motion to dismiss was granted and the case was dismissed without prejudice.  Because the dismissal was without prejudice, the plaintiffs could reinstitute the proceeding by filing an amended complaint.  In August 2011, the plaintiffs filed a second amended complaint realleging that the defendants violated Section 10(b) of the Exchange Act and Rule 10b-5 in connection with alleged misleading disclosures related to the Phase 3 clinical trial for NOV-002 in non-small cell lung cancer. In September 2011, the defendants filed a motion to dismiss the second amended complaint. On June 11, 2012, the second amended complaint was dismissed with prejudice. The plaintiffs did not file a notice of appeal prior to the expiration of the deadline for such filing on July 13, 2012.

BAM Dispute

From its inception through 2010, Novelos was primarily engaged in the development of certain oxidized glutathione-based compounds for application as therapies for disease, particularly cancer. These compounds were originally developed in Russia and in June 2000, Novelos acquired commercial rights from the Russian company (“ZAO BAM”) which owned the compounds and related Russian patents. In April 2005, Novelos acquired worldwide rights to the compounds (except for the Russian Federation) in connection with undertaking extensive development activities in an attempt to secure US Food and Drug Administration (“FDA”) approval of the compounds as therapies. These development activities culminated in early 2010 in an unsuccessful Phase 3 clinical trial of an oxidized glutathione compound (NOV-002) as a therapy for non-small cell lung cancer. After the disclosure of the negative outcome of the Phase 3 clinical trial in 2010, ZAO BAM claimed that Novelos modified the chemical composition of NOV-002 without prior notice to or approval from ZAO BAM, constituting a material breach of the June 2000 technology and assignment agreement. In September 2010, Novelos filed a complaint in Massachusetts Superior Court seeking a declaratory judgment by the court that the June 2000 agreement has been entirely superseded by the April 2005 agreement and that the obligations of the June 2000 agreement have been performed and fully satisfied. ZAO BAM answered the complaint and alleged counterclaims. In August 2011, Novelos filed a motion for judgment on the pleadings as to the declaratory judgment count and all counts of ZAO BAM’s amended counterclaims. On October 17, 2011, the court ruled in favor of Novelos on each of the declaratory judgment claims and dismissed all counts of ZAO BAM’s counterclaim. Judgment in favor of Novelos was entered on October 20, 2011. On November 14, 2011 ZAO BAM filed a notice of appeal.

We do not anticipate that these litigation matters will have a material adverse effect on the Company’s future financial position, results of operations or cash flows.

EMPLOYEE RETIREMENT PLAN	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Compensation and Employee Benefit Plans [Text Block]

15.  EMPLOYEE RETIREMENT PLAN

Following the Acquisition, the Company has a defined contribution plan under Section 401(k) of the Internal Revenue Code which allows eligible employees who meet minimum age requirements to contribute a portion of their annual compensation on a pre-tax basis.  The Company has not made any matching contributions under this plan.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

16.  RELATED PARTY TRANSACTIONS

Jamey Weichert, the Company’s Chief Scientific Officer and principal founder of Cellectar, and a director and shareholder of the Company, is a faculty member at the University of Wisconsin-Madison (“UW”).  During the year ended December 31, 2012, the Company made contributions to UW totaling $269,000 for use towards unrestricted research activities and paid UW of approximately $349,000 for costs associated with clinical trial and other research agreements. The Company made contributions to UW of $206,500 for use towards unrestricted research activities during the year ended December 31, 2011.

PROPOSED REVERSE STOCK SPLIT	12 Months Ended
Dec. 31, 2012
Reverse Stock Split Disclosure [Abstract]
Reverse Stock Split Disclosure [Text Block]

17. PROPOSED REVERSE STOCK SPLIT

On June 30, 2011, the Company held a special meeting of stockholders.  At the meeting, the stockholders approved, among other things, separate amendments to the certificate of incorporation that would effect a reverse split of the Company’s common stock within a range of 1:2 to 1:10, and authorized the Company’s board of directors to determine the ratio at which the reverse split will be effected by filing the appropriate amendment to the certificate of incorporation, or to determine not to proceed with the reverse split at all.  The purpose of the proposed reverse split was to increase the price per share of the Company’s common stock in order to exceed the minimum price per share required to secure a listing on a national securities exchange and was contemplated in connection with the Company’s underwritten public offering that closed on December 6, 2011 (see Note 9). The Company did not obtain the NASDAQ listing and did not effect the reverse split in connection with the offering. While the Company may effect a reverse split at a later date, it would not do so on the basis of the stockholder approval obtained at the June 30, 2011 special meeting and would instead seek further approval of its stockholders.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]
18. SUBSEQUENT EVENTS

February 2013 Public Offering

On February 20, 2013, pursuant to securities purchase agreements entered into with investors on February 12, 2013, the Company completed a registered public offering of an aggregate of 11,000,000 shares of its common stock, warrants to purchase up to an aggregate of 11,000,000 shares of our common stock at an exercise price of $0.50 per share which will be exercisable for five years from issuance, and warrants to purchase up to an aggregate of 5,500,000 shares of our common stock at an exercise price of $0.50 per share which will be exercisable for one year from issuance, for gross proceeds of $5,500,000 and net proceeds of approximately $5,000,000 after deducting transaction costs, which include placement agent fees and legal and accounting costs associated with the offering (the “February Offering”). The warrant exercise price and the common stock issuable pursuant to such warrants are subject to adjustment for stock dividends, stock splits and similar capital reorganizations, in which event the rights of the warrant holders would be adjusted as necessary so that they would be equivalent to the rights of the warrant holders prior to such event. The exercise price of the warrants is also subject to adjustment for dilutive issuances. As such, the warrants will be recorded as a derivative liability due to the down-round protection and the Company is evaluating the amount of the liability. In the February Offering, the Company paid a cash fee of $385,000 and issued warrants to purchase 770,000 shares of its common stock at an exercise price of $0.625 per share expiring on February 4, 2018 to the placement agent.

Warrant Expiration

On January 31, 2013, warrants to purchase 2,000,000 shares of common stock at an exercise price of $1.00 per share expired unexercised.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
Principles of Consolidation— The consolidated financial statements include the accounts of the Company and the accounts of its wholly-owned subsidiary. All intercompany accounts and transactions have been eliminated in consolidation.

Development Stage Company [Policy Text Block]
Development Stage Company — The Company has been in the development stage since its inception.  The primary activities since inception have been organizational activities, research and development and raising capital.  No significant revenues have been generated from planned operations.  As of December 31, 2012, the Company remained in the development stage.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates— The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and judgments that may affect the reported amounts of assets, liabilities, revenue and expenses and disclosure of contingent assets and liabilities. On an on-going basis, management evaluates its estimates including those related to unbilled vendor amounts and share-based compensation. Management bases its estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results may differ from those estimates under different assumptions or conditions. Changes in estimates are reflected in reported results in the period in which they become known.

Cash and Cash Equivalents, Policy [Policy Text Block]	Cash and Cash Equivalents — All short-term investments purchased with maturities of three months or less are considered to be cash equivalents.
Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]
Restricted Cash — The Company accounts for cash and claims to cash that are committed for other than current operations as restricted cash. Restricted cash (current) at December 31, 2012 consists of a certificate of deposit of $55,000 required under the Company’s lease agreement for its Madison, Wisconsin facility (see Note 13). Restricted cash (long-term) includes $2,000,000 of cash that has been contractually designated for use towards the construction of a clinical-stage manufacturing facility for LIGHT at the Company’s Madison, WI location.

Deferred Financing Costs Policy [Policy Text Block]
Deferred Financing Costs — Incremental direct costs associated with the issuance of the Company’s common stock is deferred and is recognized as a reduction of the gross proceeds upon completion of the related equity transaction. In the event that the equity transaction is not probable or is aborted, the Company expenses such costs. At December 31, 2012, the Company had recorded $70,539 of costs in connection with a public offering of stock. There were no deferred financing costs as of December 31, 2011.

Property, Plant and Equipment, Policy [Policy Text Block]
Fixed Assets — Property and equipment are stated at cost. Depreciation on property and equipment is provided using the straight-line method over the estimated useful lives of the assets (5 years).  Due to the significant value of leasehold improvements purchased during the initial 3-year lease term and the economic penalty for not extending the building lease, leasehold improvements are depreciated over 17 years (their estimated useful life), which represents the full term of the lease, including all extensions (see Note 13).

Goodwill and Intangible Assets, Goodwill, Policy [Policy Text Block]
Goodwill — Intangible assets at December 31, 2012 and 2011 consist of goodwill recorded in connection with the Acquisition. Goodwill is not amortized, but is required to be evaluated for impairment annually or whenever events or changes in circumstances suggest that the carrying value of an asset may not be recoverable. The Company evaluates goodwill for impairment annually in the fourth fiscal quarter and additionally on an interim basis if an event occurs or there is a change in circumstances, such as a decline in the Company’s stock price or a material adverse change in the business climate, which would more likely than not reduce the fair value of the reporting unit below its carrying amount.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Impairment of Long-Lived Assets — Long-lived assets other than intangible assets consist of fixed assets, which we periodically evaluate for potential impairment. Whenever events or circumstances change, an assessment is made as to whether there has been an impairment in the value of long-lived assets by determining whether projected undiscounted cash flows generated by the applicable asset exceed its net book value as of the assessment date.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Stock-Based Compensation — The Company uses the Black-Scholes option-pricing model to calculate the grant-date fair value of stock option awards. The resulting compensation expense, net of expected forfeitures, for awards that are not performance-based is recognized on a straight-line basis over the service period of the award, which is generally three years for stock options. For stock options with performance-based vesting provisions, recognition of compensation expense, net of expected forfeitures, commences if and when the achievement of the performance criteria is deemed probable. The compensation expense, net of expected forfeitures, for performance-based stock options is recognized over the relevant performance period. Non-employee stock-based compensation is accounted for in accordance with the guidance of Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”) Topic 505, Equity.  As such, the Company recognizes expense based on the estimated fair value of options granted to non-employees over their vesting period, which is generally the period during which services are rendered and deemed completed by such non-employees.

Research and Development Expense, Policy [Policy Text Block]	Research and Development — Research and development costs are expensed as incurred.
Income Tax, Policy [Policy Text Block]
Income Taxes — Income taxes are accounted for using the liability method of accounting.  Under this method, deferred tax assets and liabilities are determined based on temporary differences between the financial statement basis and tax basis of assets and liabilities and net operating loss and credit carryforwards using enacted tax rates in effect for the year in which the differences are expected to reverse.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.  Valuation allowances are established when it is more likely than not that some portion of the deferred tax assets will not be realized.  Management has provided a full valuation allowance against the Company’s gross deferred tax asset.  Tax positions taken or expected to be taken in the course of preparing tax returns are required to be evaluated to determine whether the tax positions are “more likely than not” to be sustained by the applicable tax authority.  Tax positions deemed not to meet a more-likely-than-not threshold would be recorded as tax expense in the current year.  There were no uncertain tax positions that require accrual to or disclosure in the financial statements as of December 31, 2012 and 2011.

Comprehensive Loss, Policy [Policy Text Block]	Comprehensive Loss — There were no components of comprehensive loss other than net loss in all of the periods presented.
Grant Income [Policy Text Block]
Grant Income — Cellectar received a cash grant of approximately $44,000 for the year ended December 31, 2011 from the U.S. Internal Revenue Service as a qualifying therapeutic discovery project credit pursuant to the Patient Protection and Affordable Care Act.  This grant has been recorded as a component of other income.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair Value of Financial Instruments — The guidance under FASB ASC Topic 825, Financial Instruments, requires disclosure of the fair value of certain financial instruments. Financial instruments in the accompanying financial statements consist of cash equivalents, accounts payable, convertible debt and long-term obligations.  The carrying amount of cash equivalents, investments and accounts payable approximate their fair value due to their short-term nature.  The carrying value of long-term obligations, including the current portion, approximates fair value because the fixed interest rate approximates current market rates of interest available in the market.

Derivatives, Policy [Policy Text Block]
Derivative Instruments   – The Company generally does not use derivative instruments to hedge exposures to cash flow or market risks.  However, certain warrants to purchase common stock that do not meet the requirements for classification as equity, in accordance with the Derivatives and Hedging Topic of the FASB ASC, are classified as liabilities.  In such instances, net-cash settlement is assumed for financial reporting purposes, even when the terms of the underlying contracts do not provide for a net-cash settlement. These warrants are considered derivative instruments because the agreements contain “down-round” provisions whereby the number of shares for which the warrants are exercisable and/or the exercise price of the warrants are subject to change in the event of certain issuances of stock at prices below the then-effective exercise price of the warrants. The number of shares issuable under such warrants was 27,310 and 77,729 at December 31, 2012 and 2011, respectively. The primary underlying risk exposure pertaining to the warrants is the change in fair value of the underlying common stock.  Such financial instruments are initially recorded at fair value with subsequent changes in fair value recorded as a component of gain or loss on derivatives on the consolidated statements of operations in each reporting period. If these instruments subsequently meet the requirements for equity classification, the Company reclassifies the fair value to equity. At December 31, 2012 and 2011, these warrants represented the only outstanding derivative instruments issued or held by the Company.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentration of Credit Risk — Financial instruments that subject the Company to credit risk consist of cash and equivalents on deposit with financial institutions. The Company’s excess cash as of December 31, 2012 and 2011 is on deposit in a non-interest-bearing transaction account that is fully covered by FDIC deposit insurance.

New Accounting Pronouncements, Policy [Policy Text Block]

New Accounting Pronouncements — In May 2011, the FASB issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles (“GAAP”) and International Financial Reporting Standards (“IFRS”).  This standard updates accounting guidance to clarify the measurement of fair value to align the guidance and improve the comparability surrounding fair value measurement within GAAP and IFRS.  The standard also updates requirements for measuring fair value and expands the required disclosures.  The standard does not require additional fair value measurements and was not intended to establish valuation standards or affect valuation practices outside of financial reporting.  This standard became effective for the Company on January 1, 2012. The adoption of this standard on January 1, 2012 did not have a material impact on the Company’s financial statements or required disclosures.

In September 2011, the FASB issued ASU No. 2011-08, Intangibles – Goodwill and Other (Topic 350) Testing Goodwill for Impairment.   This standard simplifies how an entity tests goodwill for impairment and allows an entity to first assess qualitative factors in determining whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test.  This standard is effective for entities as of the beginning of a fiscal year that begins after December 15, 2011 and interim and annual periods thereafter.  Early adoption is permitted. The adoption of this standard on January 1, 2012 did not have a material impact on the Company’s financial statements or required disclosures.

In August 2012, the FASB issued ASU No. 2012-03, Technical Amendments and Corrections to SEC Section. This standard provides amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 114, Technical Amendments Pursuant to SEC Release No. 339-9250, and Corrections Related to FASB Accounting Standards Update 2010-22. The adoption of this standard did not have a material impact on the Company’s financial statement or required disclosures.

In October 2012, the FASB issued ASU No. 2012-04, Technical Improvements and Corrections. This standard provides changes and clarification to the codification through reference corrections and source literature amendments. This standard is effective for entities as of the beginning of a fiscal year that begins after December 15, 2012. The Company does not expect that the adoption of this standard will have a material impact on the Company’s financial statements or required disclosures.

FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value, Liabilities Measured on Recurring Basis [Table Text Block]

Assets and liabilities measured at fair value on a recurring basis are summarized below:

	December 31, 2012
	Level 1	Level 2	Level 3	Fair Value

Liabilities:
Warrants	$-	$13,304	$-	$13,304

	December 31, 2011
	Level 1	Level 2	Level 3	Fair Value

Liabilities:
Warrants	$-	$23,305	$-	$23,305

ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Schedule of Purchase Price Allocation [Table Text Block]

The following table summarizes the Company’s determination of fair values of the assets acquired and the liabilities as of the date of acquisition.

Consideration - issuance of securities	$2,219,903

Prepaid expenses and other assets	$71,892
Fixed assets	6,515
Accrued liabilities	(380,130)
Derivative liability	(59,485)
Goodwill	1,675,462

Total purchase price – net of cash acquired of $905,649	$1,314,254

FIXED ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Fixed assets consisted of the following at December 31:

	2012	2011

Office and laboratory equipment	$3,151,120	$3,069,889
Computer software	4,000	4,000
Leasehold improvements	2,337,935	2,324,672
Total fixed assets	5,493,055	5,398,561
Less accumulated depreciation and amortization	(2,848,052)	(2,353,996)
Fixed assets, net	$2,645,003	$3,044,565

LONG-TERM NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Maturities of Long-term Debt [Table Text Block]	As of December 31, 2012, long-term notes payable mature as follows:
Years ended December 31,
2013	$—
2014	—
2015	119,957
2016	243,591
2017	86,452
$450,000

STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]

The following table summarizes information with regard to outstanding warrants to purchase common stock as of December 31, 2012.

Offering	Number of Shares Issuable Upon Exercise of Outstanding Warrants	Exercise Price	Expiration Date

November 2012 Private Placement	2,000,000	$1.00	January 31, 2013
November 2012 Private Placement	1,000,000	$1.25	November 2, 2017
June 2012 Public Offering	2,981,440	$1.25	June 13, 2017
December 2011 Underwritten Offering	9,248,334	$0.60	December 6, 2016
April 2011 Private Placement	6,058,811	$0.75	March 31, 2016
Legacy warrants (1)	27,310	$0.60	July 27, 2015
Legacy warrants	105,040	$16.065	July 27, 2015
Legacy warrants	91,524	$99.45-100.98	December 31, 2015

Total	21,512,459

(1)  The exercise prices of these warrants are subject to adjustment for “down-rounds” and the warrants have been accounted for as derivative instruments as described in Note 3.

Reserved For Future Issuance Upon Exercise Of Stock Options and Warrants Or Conversion Of Debt [Table Text Block]

The following shares were reserved for future issuance upon exercise of stock options and warrants:

	December 31,
	2012	2011

Warrants	21,512,459	17,403,989
Stock options	6,439,188	4,827,638

Total number of shares reserved for future issuance	27,951,647	22,231,627

STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan [Table Text Block]

The following table summarizes amounts charged to expense for stock-based compensation related to employee and director stock option grants and stock-based compensation recorded in connection with stock options granted to non-employee consultants:

	Year Ended December 31,		Cumulative Development- Stage Period from November 7, 2002 through December 31,
	2012	2011	2012
Employee and director stock option grants:
Research and development	$319,703	$190,172	$808,261
General and administrative	1,010,605	570,884	3,158,792
	1,330,308	761,056	3,967,053
Non-employee consultant stock option grants:
Research and development	79,879	36,157	116,036
General and administrative	93,110	110,247	275,081
	172,989	146,404	391,117

Total stock-based compensation	$1,503,297	$907,460	$4,358,170

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

The following table summarizes weighted-average values and assumptions used for options granted to employees, directors and consultants in the periods indicated:

	Year Ended December 31, 2012	Year Ended December 31, 2011
Volatility	109% -115%	110% -115%
Risk-free interest rate	0.7% - 0.925%	0.89% – 3.17%
Expected life (years)	5.06 - 6.25	5.5 – 6.25
Dividend	0%	0%
Weighted-average exercise price	$0.75	$1.16
Weighted-average grant-date fair value	$0.62	$0.98

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

A summary of stock option activity is as follows:

	Number of Shares Issuable Upon Exercise of Outstanding Options	Weighted Average Exercise Price	Weighted Average Remaining Contracted Term in Years	Aggregate Intrinsic Value
Outstanding at November 7, 2002	—
Granted	1,013,583	$2.36
Canceled	(222,547)	$2.63
Forfeited	(21,847)	$2.91
Outstanding at December 31, 2010	769,189	$2.69
Canceled	(769,189)	$2.69
Options acquired in connection with a business combination	49,159	$100.52
Granted	5,226,500	$1.16
Canceled	(9,992)	$115.16
Forfeited	(438,029)	$2.44
Outstanding at December 31, 2011	4,827,638	$1.82
Granted	1,956,650	$0.75
Canceled	(1,666)	$0.45
Forfeited	(343,434)	$1.38
Outstanding at December 31, 2012	6,439,188	$1.52

Vested, December 31, 2012	2,352,974	$2.63	8.47	$161,799
Unvested, December 31, 2012	4,086,214	$0.88	9.26	$258,730
Exercisable at December 31, 2012	2,352,974	$2.63	8.47	$161,799

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2012	2011

Tax provision (benefit)
Current
Federal	$—	$—
State	—	—
Total current	—	—

Deferred
Federal	(3,225,486)	(944,333)
State	2,291,913	(161,963)
Total deferred	(933,573)	(1,106,296)

Change in valuation allowance	933,573	1,106,296
Total	$—	$—

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

Deferred tax assets consisted of the following at December 31:

	2012	2011

Deferred tax assets
Federal net operating loss	$22,343,084	$19,447,371
Federal research and development tax credit carryforwards	1,969,426	1,956,146
State net operating loss	2,252,566	2,444,816
State research and development tax credit carryforwards	633,571	597,608
Capitalized research and development expenses	11,068,868	13,007,013
Capital loss carryforward (expires beginning in 2012)	—	340,000
Stock-based compensation expense	842,174	333,206
Intangible assets	440,556	555,198
Charitable contribution carryforwards	43,350	44,370
Accrued liabilities	25,199	35,314
Total deferred tax assets	39,618,794	38,761,042

Deferred tax liabilities
Depreciable assets	(271,049)	(346,870)
Total deferred tax liabilities	(271,049)	(346,870)
Net deferred tax assets	39,347,745	38,414,172
Less valuation allowance	(39,347,745)	(38,414,172)

Total deferred tax assets	$—	$—

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

A reconciliation of income taxes computed using the U.S. federal statutory rate to that reflected in operations is as follows:

	Year ended December 31,
	2012	2011
Income tax benefit using U.S. federal statutory rate	34.00%	34.00%
State income taxes	(17.20)%	1.44%
Permanent items	(0.17)%	(5.21)%
Change in valuation allowance	(10.61)%	(14.88)%
Other	(6.02)%	(15.35)%
Total	—%	—%

NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]

The following potentially dilutive securities have been excluded from the computation of diluted net loss per share since their inclusion would be antidilutive:

	Year Ended December 31,		Cumulative Development- Stage Period from November 7, 2002 (inception) through December 31,
	2012	2011	2012
Warrants	21,512,459	17,403,989	21,512,459
Stock options	6,439,188	4,827,638	6,439,188

COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

The lease has been extended, in accordance with its terms, through September 14, 2014. Future minimum lease payments under this non-cancelable lease are approximately as follows:

Years ended December 31,
2013	$123,000
2014	94,000
2015	—
Thereafter	—
$217,000

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]

The following table provides the estimated future minimum rental payments under all capital leases together with the present value of the net minimum lease payments as of December 31, 2012:

	Minimum lease payments	Less interest	Present value of net minimum lease payments
2013	$2,608	$211	$2,397
2014	1,739	45	1,694
	$4,347	$256	$4,091

Schedule of Capital Leased Assets [Table Text Block]

The equipment recorded under capitalized leases is included in fixed assets as of December 31:

	2012	2011

Office equipment	$10,973	$10,973
Less accumulated amortization	(7,319)	(5,123)
	$3,654	$5,850

NATURE OF BUSINESS, ORGANIZATION AND GOING CONCERN (Details Textual) (USD $)	1 Months Ended	2 Months Ended	12 Months Ended										101 Months Ended	122 Months Ended
	Feb. 28, 2013	Dec. 31, 2002	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Apr. 08, 2011	Dec. 31, 2012	Feb. 20, 2013	Jan. 31, 2013
Stockholders' Equity, Reverse Stock Split				1 for 153
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in shares)				17,001,596
Business Acquisition Exchange Ratio				0.8435
Business Acquisition Shares Issued Percentage				85.00%
Net Income (Loss) Attributable To Parent		$ 0	$ (8,796,974)	$ (7,435,422)	$ (4,560,263)	$ (6,219,873)	$ (6,090,715)	$ (5,090,325)	$ (963,440)	$ (481,837)	$ (342,761)	$ (295,790)		$ (40,277,400)
Private Placement Units Sold				6,846,537
Issuance of common stock (in shares)													17,001,596
Proceeds from Issuance of Private Placement				5,135,000
Common stock, shares authorized			150,000,000	150,000,000										150,000,000
Common stock, par value (in dollars per share)			$ 0.00001	$ 0.00001										$ 0.00001
Deficit accumulated during the development stage			40,277,400	31,480,426										40,277,400
Common stock, shares issued			46,397,997	36,907,824										46,397,997
Warrants Issued To Purchase Common Stock															770,000	2,000,000
Available Funds Allocated	3,000,000
Estimated Cost Of Construction Towards Manufacturing Facility			3,000,000
Long Term Restricted Asset			2,000,000											2,000,000
Private Placement [Member]
Issuance of common stock (in shares)				6,846,537
February Offering [Member]
Gross Proceeds From Issuance Of Common Stock Warrants	$ 5,500,000
February Offering One [Member]
Common stock, shares issued															11,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)															0.5
Warrants Issued To Purchase Common Stock															11,000,000
Warrants Term	5 years
February Offering Two [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)															0.5
Warrants Issued To Purchase Common Stock															5,500,000
Warrants Term	1 year

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	12 Months Ended		122 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Deferred financing	$ 70,539	$ 0	$ 70,539
Property, Plant and Equipment, Useful Life	5 years
Lease Term	3 years
Grant income	0	44,479	244,479
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options	27,310	77,729	27,310
Certificates of Deposit, at Carrying Value	55,000		55,000
Long Term Restricted Asset	2,000,000		2,000,000
Accounting Standards Update 2011-04 [Member]
New Accounting Pronouncement or Change in Accounting Principle, Description	In May 2011, the FASB issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles (GAAP) and International Financial Reporting Standards (IFRS). This standard updates accounting guidance to clarify the measurement of fair value to align the guidance and improve the comparability surrounding fair value measurement within GAAP and IFRS. The standard also updates requirements for measuring fair value and expands the required disclosures. The standard does not require additional fair value measurements and was not intended to establish valuation standards or affect valuation practices outside of financial reporting. This standard became effective for the Company on January 1, 2012. The adoption of this standard on January 1, 2012 did not have a material impact on the Company's financial statements or required disclosures.
Accounting Standards Update 2011-08 [Member]
New Accounting Pronouncement or Change in Accounting Principle, Description	In September 2011, the FASB issued ASU No. 2011-08, Intangibles - Goodwill and Other (Topic 350) Testing Goodwill for Impairment. This standard simplifies how an entity tests goodwill for impairment and allows an entity to first assess qualitative factors in determining whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. This standard is effective for entities as of the beginning of a fiscal year that begins after December 15, 2011 and interim and annual periods thereafter. Early adoption is permitted. The adoption of this standard on January 1, 2012 did not have a material impact on the Company's financial statements or required disclosures.
Accounting Standards Update 2011-03 [Member]
New Accounting Pronouncement or Change in Accounting Principle, Description	In August 2012, the FASB issued ASU No. 2012-03, Technical Amendments and Corrections to SEC Section. This standard provides amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 114, Technical Amendments Pursuant to SEC Release No. 339-9250, and Corrections Related to FASB Accounting Standards Update 2010-22. The adoption of this standard did not have a material impact on the Company's financial statement or required disclosures.
Accounting Standards Update 2012-04 [Member]
New Accounting Pronouncement or Change in Accounting Principle, Description	In October 2012, the FASB issued ASU No. 2012-04, Technical Improvements and Corrections. This standard provides changes and clarification to the codification through reference corrections and source literature amendments. This standard is effective for entities as of the beginning of a fiscal year that begins after December 15, 2012. The Company does not expect that the adoption of this standard will have a material impact on the Company's financial statements or required disclosures.
U S Internal Revenue Service [Member]
Grant income		44,000
Leasehold Improvements [Member]
Property, Plant and Equipment, Useful Life	17 years
Manufacturing Facility [Member]
Long Term Restricted Asset	$ 2,000,000		$ 2,000,000

FAIR VALUE (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Liabilities:
Warrants	$ 13,304	$ 23,305
Fair Value, Inputs, Level 1 [Member]
Liabilities:
Warrants	0	0
Fair Value, Inputs, Level 2 [Member]
Liabilities:
Warrants	13,304	23,305
Fair Value, Inputs, Level 3 [Member]
Liabilities:
Warrants	$ 0	$ 0

ACQUISITION (Details) (USD $)	Apr. 08, 2011
Consideration - issuance of securities	$ 2,219,903
Prepaid expenses and other assets	71,892
Fixed assets	6,515
Accrued liabilities	(380,130)
Derivative liability	(59,485)
Goodwill	1,675,462
Total purchase price - net of cash acquired of $905,649	$ 1,314,254

ACQUISITION (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Apr. 08, 2011
Business Acquisition Shares Issued Percentage	85.00%
Stockholders' Equity, Reverse Stock Split	1 for 153
Shares Outstanding Reverse Stock Split	2,959,871
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	17,001,596
Warrants Outstanding after the Reverse Stock Split	315,164
Options Outstanding after the Reverse Stock Split	49,159
Payments for Merger Related Costs (in dollars)	$ 296,207
Equity Interest In Combined Company Post-Acquisition	15.00%
Payments to Acquire Businesses, Net of Cash Acquired (in dollars)	905,649
Consideration - issuance of securities		2,219,903
Minimum [Member]
Investment Warrants, Exercise Price (in dollars per share)	$ 16.07
Investment Options, Exercise Price (in dollars per share)	$ 1.53
Maximum [Member]
Investment Warrants, Exercise Price (in dollars per share)	$ 191.25
Investment Options, Exercise Price (in dollars per share)	$ 1,072.53
Acquiree Financial Advisor [Member]
Payments for Merger Related Costs (in dollars)	200,000
Acquirer Financial Advisor [Member]
Payments for Merger Related Costs (in dollars)	$ 250,000

FIXED ASSETS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Total fixed assets	$ 5,493,055	$ 5,398,561
Less accumulated depreciation and amortization	(2,848,052)	(2,353,996)
Fixed assets, net	2,645,003	3,044,565
Computer Software, Intangible Asset [Member]
Total fixed assets	4,000	4,000
Office Equipment [Member]
Total fixed assets	3,151,120	3,069,889
Leasehold Improvements [Member]
Total fixed assets	$ 2,337,935	$ 2,324,672

FIXED ASSETS (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Depreciation	$ 497,000	$ 585,000

LICENSE AGREEMENTS (Details Textual) (USD $)	12 Months Ended	1 Months Ended	12 Months Ended			1 Months Ended
	Dec. 31, 2009 Collaboration Agreement [Member]	Sep. 30, 2003 University Of Michigan Agreement [Member]	Dec. 31, 2012 University Of Michigan Agreement [Member]	Dec. 31, 2011 University Of Michigan Agreement [Member]	Dec. 31, 2003 University Of Michigan Agreement [Member]	Sep. 30, 2003 University Of Michigan Agreement [Member] New Drug Application [Member]	Sep. 30, 2003 University Of Michigan Agreement [Member] Maximum [Member]	Sep. 30, 2003 University Of Michigan Agreement [Member] Minimum [Member]
Agreement Expiration Period	15 years	2016
Payment Of Licence Fee						$ 10,000
Payment Of Milestone Expenses						50,000
Milestone Payment Method Description					if sales in the first 12 months are less than the amount of the milestone, then we are required to pay 50% of all sales until the milestone is satisfied.	such milestone fees may be deferred and paid within 12 months of the first commercial sale of such products
Sale Of Milestone Products		400,000					200,000	100,000
Percentage Of Royalty Revenue		3.00%
Payment Of Sublicence Fee Description		if the sublicense fee payable to the Company is between 4% and 5% of net sales, then the royalties payable to U. Mich. Shall be equal to 50% of the sublicense fee.
Percentage Of Reduction In Royalties Owed					50.00%
Percentage Of Revenue Received In Kind		10.00%
Termination Of Agreement Description	The Company may terminate the Collaboration Agreement upon breach or default by Mundipharma. Mundipharma may terminate the Collaboration Agreement upon breach or default, filing of voluntary or involuntary bankruptcy by Novelos, the termination of certain agreements with companies associated with the originators of the licensed technology, or 30-day notice for no reason.
Reimbursement Of Patent Maintenance Fees			$ 2,900	$ 600
Percentage Of Reduction In Market Share	20.00%

CONVERTIBLE DEBT (Details Textual) (USD $)	12 Months Ended			122 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Jan. 11, 2008
Convertible debt			$ 2,720,985
Debt Instrument, Interest Rate, Stated Percentage					7.01%
Debt Conversion, Converted Instrument, Shares Issued		4,181,535	3,278,786
Issuance of common stock upon conversion of convertible notes		3,184,707
Debtinstrument Conversion Additional Shares Issued Upon Revsied Conversion Terms		343,963
Debt Instrument Conversion Shares Agreed Upon Prior To Conversion Terms		3,837,572
Intrinsic value of beneficial conversion feature associated with convertible debt	0	257,973	213,792	471,765
Offering Price Per Share Of Common Stock In Private Placement		$ 0.75
Convertible Debt [Member]
Convertible debt			2,720,985
Increase Decrease In Cash Reserves			250,000
Debt Instrument, Interest Rate, Stated Percentage			12.00%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum			10.00%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum			22.00%
Debt Instrument, Convertible, Conversion Price			$ 0.82987
Debt Instrument, Convertible, Terms of Conversion Feature			Convertible Notes were subject to an automatic conversion feature equal to 70% of the per share price of a qualified financing
Issuance of common stock upon conversion of convertible notes			20,000,000
Intrinsic value of beneficial conversion feature associated with convertible debt		257,973	213,792
Interest Expense		$ 257,973

LONG-TERM NOTES PAYABLE (Details) (USD $)	Dec. 31, 2012
2013	$ 0
2014	0
2015	119,957
2016	243,591
2017	86,452
Total	$ 450,000

LONG-TERM NOTES PAYABLE (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008	Apr. 08, 2011	Jan. 11, 2008	Sep. 15, 2010 Wisconsin Department Of Commerce [Member]
Long-term Debt, Gross						$ 1,200,000
Debt Instrument, Interest Rate, Stated Percentage						7.01%
Debt Instrument, Payment Terms				payable in 48 monthly principal and interest payments
Debt Instrument, Periodic Payment, Interest				20,520
Percentage Of Late Payment Charges			12.00%	5.00%
Unpaid Principal Increased Percentage				3.00%
Collateralized Agreements				500,000
Loan Agreement Amount							450,000
Long Term Debt Payment Of Principal And Interest					627,000
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate							2.00%
Interest and Principal Payments Period			Apr 30, 2015
Unpaid Principal and Interest Description	Monthly payments of $20,665 for principal and interest shall commence on May 1, 2015 and continue for 23 equal installments with the final installment of any remaining unpaid principal and interest due on April 1, 2017.
Interest Expense, Long-term Debt	9,000	17,500
Notes payable	$ 450,000	$ 450,000

STOCKHOLDERS' EQUITY (Details)	1 Months Ended		12 Months Ended						12 Months Ended
	Feb. 28, 2013	Dec. 31, 2012	Dec. 31, 2012 Warrant One [Member]		Dec. 31, 2012 Warrant Two [Member]	Dec. 31, 2012 Warrant Three [Member]	Dec. 31, 2012 Warrant Three [Member] Minimum [Member]	Dec. 31, 2012 Warrant Three [Member] Maximum [Member]	Dec. 31, 2012 Underwritten Offering [Member]	Dec. 31, 2012 November Private Placement One [Member]	Dec. 31, 2012 November Private Placement Two [Member]	Dec. 31, 2012 June Public Offering [Member]	Dec. 31, 2012 April Private Placement [Member]
Number Of Shares Issuable Upon Exercise Of Outstanding Warrants (in shares)		21,512,459	27,310	[1]	105,040	91,524			9,248,334	2,000,000	1,000,000	2,981,440	6,058,811
Warrants Exercise Price (in dollars per share)			0.6	[1]	16.065		99.45	100.98	0.6	1	1.25	1.25	0.75
Warrants Expiration Date	Feb 4, 2018		Jul 27, 2015	[1]	Jul 27, 2015	Dec 31, 2015			Dec 6, 2016	Jan 31, 2013	Nov 2, 2017	Jun 13, 2017	Mar 31, 2016

[1]	The exercise prices of these warrants are subject to adjustment for "down-rounds" and the warrants have been accounted for as derivative instruments as described in Note 3.

STOCKHOLDERS' EQUITY (Details 1)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Number Of Shares Reserved For Future Issuance	27,951,647	22,231,627
Warrant [Member]
Number Of Shares Reserved For Future Issuance	21,512,459	17,403,989
Stock Options [Member]
Number Of Shares Reserved For Future Issuance	6,439,188	4,827,638

STOCKHOLDERS' EQUITY (Details Textual) (USD $)	1 Months Ended		12 Months Ended		101 Months Ended	122 Months Ended	12 Months Ended			12 Months Ended				12 Months Ended			12 Months Ended				101 Months Ended
	Feb. 28, 2013	May 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Apr. 08, 2011	Dec. 31, 2012	Dec. 31, 2012 Class B Warrants [Member]	Oct. 11, 2012 Class B Warrants [Member]	Sep. 10, 2012 Class B Warrants [Member]	Dec. 31, 2012 Placement Agent Advisory Fees [Member]	Dec. 31, 2012 April Private Placement [Member]	Dec. 31, 2011 December Underwritten Offering [Member]	Dec. 06, 2011 December Underwritten Offering [Member]	Dec. 31, 2012 June Public Offering [Member]	Dec. 31, 2012 June Public Offering [Member] Ninety Day Warrant [Member]	Dec. 31, 2012 June Public Offering [Member] Five Year Warrant [Member]	Dec. 31, 2012 June Public Offering [Member] Underwritten Offering [Member]	Dec. 31, 2012 November 2012 Private Placement [Member]	Dec. 31, 2012 November 2012 Private Placement [Member] Ninety Day Warrant [Member]	Dec. 31, 2012 November 2012 Private Placement [Member] Five Year Warrant [Member]	Apr. 08, 2011 Cellectar [Member]
Private Placement Units Sold				6,846,537							6,846,537
Number Of Common Shares Comprised In Each Private Placement Unit											one share
Number Of Warrants Comprised In Each Private Placement Unit											one share
Proceeds From Issuance Of Private Placement (in dollars)				$ 5,135,000							$ 5,135,000
Warrants Expiration Date	Feb 4, 2018						Oct 11, 2012			Mar 31, 2016	Mar 31, 2016	Dec 6, 2016		Jun 13, 2017				Jan 31, 2013
Relative Fair Value Of Warrants Issued (in dollars)											2,124,286		2,350,320	1,994,631				742,921
Fair Value Of Warrants Issued (in dollars)										112,096							255,703
Percentage Of Liquidation Damages Per Month Until Registration Statement Is Filed Or Declared Effective											1.50%
Maximum Percentage Of Liquidation Damages On Aggregate Purchase Price											5.00%
Investment Banking, Advisory, Brokerage, and Underwriting Fees and Commissions (in dollars)										200,000		302,000					379,456
Number Of Warrants Issued										192,931
Number Of Warrants Issued In Connection With Sale Of Common Stock												10,081,667						2,000,000
Issuance of common stock (in shares)					17,001,596							10,081,667		5,420,800							12,559,218
Number Of Shares Issuable Upon Exercise Of Outstanding Warrants			21,512,459			21,512,459					6,058,811			2,981,440	5,420,800	2,710,400	271,040		2,000,000	1,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)								1		0.75	0.75		0.6	1.25	1	1.25	1.25		1	1.25
Gross Proceeds From Issuance Of Common Stock (in dollars)												6,049,000		5,420,800				2,000,000
Proceeds From Issuance Of Common Stock (in dollars)			6,838,774	10,164,546	21,710,000	38,713,028						5,298,140		4,870,978
Number Of Shares Of Common Stock Held For Resale											4,000,000
Warrants Expiration Date One		Sep 11, 2012					Sep 11, 2012
Warrant Exercise Price One (in dollars per share)		$ 1
Warrants Expiration Date Two														Sep 11, 2012
Warrants Amended To Purchase Common Stock									5,255,000
Warrants For Purchase Common Stock							15,000
Common stock, shares issued			46,397,997	36,907,824		46,397,997
Warrants Exercisable For Common Stock							4,332,500
Proceeds from exercise of warrants			1,088,300	0		1,338,300	1,088,300
DEEMED DIVIDEND ON WARRANTS			(543,359)	0		(543,359)	543,359
Warrants Outstanding after the Reverse Stock Split				315,164
Issuance of common stock upon cashless exercise of warrants and reclassification of derivative liability to additional paid-in-capital			43,855	48,339
Long Term Restricted Asset			$ 2,000,000			$ 2,000,000

STOCK-BASED COMPENSATION (Details) (USD $)	12 Months Ended		122 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Total stock-based compensation	$ 1,503,297	$ 907,460	$ 4,358,170
Employee and Director Stock Option [Member]
Total stock-based compensation	1,330,308	761,056	3,967,053
Employee and Director Stock Option [Member] | Research and Development Expense [Member]
Total stock-based compensation	319,703	190,172	808,261
Employee and Director Stock Option [Member] | General and Administrative Expense [Member]
Total stock-based compensation	1,010,605	570,884	3,158,792
Non Employee Consultant Stock Option [Member]
Total stock-based compensation	172,989	146,404	391,117
Non Employee Consultant Stock Option [Member] | Research and Development Expense [Member]
Total stock-based compensation	79,879	36,157	116,036
Non Employee Consultant Stock Option [Member] | General and Administrative Expense [Member]
Total stock-based compensation	$ 93,110	$ 110,247	$ 275,081

STOCK-BASED COMPENSATION (Details 1) (USD $)	12 Months Ended		98 Months Ended	122 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Risk-free interest rate - Minimum	0.70%	0.89%
Risk-free interest rate - Maximum	0.93%	3.17%
Dividend	0.00%	0.00%
Weighted-average exercise price	$ 0.75	$ 1.16	$ 2.36
Weighted-average grant-date fair value	$ 0.62	$ 0.98		$ 1.12
Minimum [Member]
Volatility	109.00%	110.00%
Expected life (years)	5 years 0 months 22 days	5 years 6 months
Maximum [Member]
Volatility	115.00%	115.00%
Expected life (years)	6 years 3 months	6 years 3 months

STOCK-BASED COMPENSATION (Details 2) (USD $)	12 Months Ended		98 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Outstanding - Number of Shares Issuable Upon Exercise of Outstanding Options, Beginning Balance	4,827,638	769,189	0
Canceled - Number of Shares Issuable Upon Exercise of Outstanding Options		(769,189)	(222,547)
Options acquired in connection with a business combination - Number of Shares Issuable Upon Exercise of Outstanding Options		49,159
Granted - Number of Shares Issuable Upon Exercise of Outstanding Options	1,956,650	5,226,500	1,013,583
Canceled - Number of Shares Issuable Upon Exercise of Outstanding Option	(1,666)	(9,992)
Forfeited - Number of Shares Issuable Upon Exercise of Outstanding Options	(343,434)	(438,029)	(21,847)
Outstanding - Number of Shares Issuable Upon Exercise of Outstanding Options, Ending Balance	6,439,188	4,827,638	769,189
Vested - Number of Shares Issuable Upon Exercise of Outstanding Options	2,352,974
Unvested - Number of Shares Issuable Upon Exercise of Outstanding Options	4,086,214
Exercisable - Number of Shares Issuable Upon Exercise of Outstanding Options	2,352,974
Outstanding - Weighted Average Exercise Price, Beginning Balance (in dollars per share)	$ 1.82	$ 2.69
Canceled - Weighted Average Exercise Price (in dollars per share)		$ 2.69	$ 2.63
Options acquired in connection with a business combination - Weighted Average Exercise Price (in dollars per share)		$ 100.52
Granted - Weighted Average Exercise Price (in dollars per share)	$ 0.75	$ 1.16	$ 2.36
Canceled - Weighted Average Exercise Prices (in dollars per share)	$ 0.45	$ 115.16
Forfeited - Weighted Average Exercise Price (in dollars per share)	$ 1.38	$ 2.44	$ 2.91
Outstanding - Weighted Average Exercise Price, Ending Balance (in dollars per share)	$ 1.52	$ 1.82	$ 2.69
Vested - Weighted Average Exercise Price (in dollars per share)	$ 2.63
Unvested - Weighted Average Exercise Price (in dollars per share)	$ 0.88
Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 2.63
Vested - Weighted Average Remaining Contracted Term in Years	8 years 5 months 19 days
Unvested - Weighted Average Remaining Contracted Term in Years	9 years 3 months 4 days
Exercisable - Weighted Average Remaining Contracted Term in Years	8 years 5 months 19 days
Vested - Aggregate Intrinsic Value (in dollars)	$ 161,799
Unvested - Aggregate Intrinsic Value (in dollars)	258,730
Exercisable - Aggregate Intrinsic Value (in dollars)	$ 161,799

STOCK-BASED COMPENSATION (Details Textual) (USD $)	3 Months Ended	12 Months Ended		122 Months Ended
	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Share Based Compensation Arrangement By Share Based Payment Award Options Unvested Compensation Cost		$ 2,733,590
Employee Service Share Based Compensation Nonvested Total Compensation In Current Year		1,447,269
Employee Service Share Based Compensation Nonvested Tota lCompensation In Year Two		876,455
Employee Service Share Based Compensation Nonvested Total Compensation In Year Three		360,039
Employee Service Share Based Compensation Nonvested Total Compensation In Year Four		49,827
Weighted-Average Grant-Date Fair Value Of Vested Options Outstanding (in dollars per share)		$ 1.01	$ 1.31	$ 1.01
Weighted Average Grant Date Fair Value Of Unvested Options Outstanding (in dollars per share)		$ 0.73	$ 0.89	$ 0.73
Share Based Compensation Arrangement By Share Based Payment Award Options Unvested and Expected To Vest Outstanding Number (in shares)		3,918,664		3,918,664
Options Outstanding after the Reverse Stock Split			49,159
Common Stock, Capital Shares Reserved for Future Issuance		10,000,000		10,000,000
Aggregate Shares Available For Future Grants		3,669,562		3,669,562
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Incremental Compensation Cost			4,494
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value			$ 1.4
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures			100,000
Share Based Compensation Arrangement By Share Based Paymet Award Options Forfeitures Rate		0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value			$ 3
Weighted-average grant-date fair value		$ 0.62	$ 0.98	$ 1.12
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value		1,549,300	756,400	4,355,700
Share-based Compensation Arrangement by Share-based Payment Award Accelerated Compensation Cost	58,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value			$ 0
Performance Based [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		167,550	670,200
Minimum [Member]
Investment Options, Exercise Price (in dollars per share)			$ 1.53
Maximum [Member]
Investment Options, Exercise Price (in dollars per share)			$ 1,072.53

INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Tax provision (benefit)
Federal	$ 0	$ 0
State	0	0
Total current	0	0
Deferred
Federal	(3,225,486)	(944,333)
State	2,291,913	(161,963)
Total deferred	(933,573)	(1,106,296)
Change in valuation allowance	933,573	1,106,296
Total	$ 0	$ 0

INCOME TAXES (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets
Federal net operating loss	$ 22,343,084	$ 19,447,371
Federal research and development tax credit carryforwards	1,969,426	1,956,146
State net operating loss	2,252,566	2,444,816
State research and development tax credit carryforwards	633,571	597,608
Capitalized research and development expenses	11,068,868	13,007,013
Capital loss carryforward (expires beginning in 2012)	0	340,000
Stock-based compensation expense	842,174	333,206
Intangible assets	440,556	555,198
Charitable contribution carryforwards	43,350	44,370
Accrued liabilities	25,199	35,314
Total deferred tax assets	39,618,794	38,761,042
Deferred tax liabilities
Depreciable assets	(271,049)	(346,870)
Total deferred tax liabilities	(271,049)	(346,870)
Net deferred tax assets	39,347,745	38,414,172
Less valuation allowance	(39,347,745)	(38,414,172)
Total deferred tax assets	$ 0	$ 0

INCOME TAXES (Details 2)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income tax benefit using U.S. federal statutory rate	34.00%	34.00%
State income taxes	(17.20%)	1.44%
Permanent items	(0.17%)	(5.21%)
Change in valuation allowance	(10.61%)	(14.88%)
Other	(6.02%)	(15.35%)
Total	0.00%	0.00%

INCOME TAXES (Details Textual) (USD $)	12 Months Ended
Dec. 31, 2012
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	$ 65,715,000
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	42,854,000
Operating Loss Carryforwards, Expiration Dates	expire beginning in 2031 and 2025
Increases Of Operating Loss Carryforwards, Domestic and State	0
Federal Research And Development And Investment Tax Credits	1,969,000
State Research And Development And Investment Tax Credits	$ 960,000
Tax Credits Expiration Description	expire in 2018 through 2031 and 2015 through 2026

NET LOSS PER SHARE (Details)	12 Months Ended		122 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	21,512,459	17,403,989	21,512,459
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	6,439,188	4,827,638	6,439,188

COMMITMENTS (Details) (USD $)	Dec. 31, 2012
2013	$ 123,000
2014	94,000
2015	0
Thereafter	0
Total	$ 217,000

COMMITMENTS (Details 1) (USD $)	Dec. 31, 2012
Minimum lease payments	$ 4,347
Less interest	256
Present value of net minimum lease payments	4,091
Fiscal Year 2013 [Member]
Minimum lease payments	2,608
Less interest	211
Present value of net minimum lease payments	2,397
Fiscal Year 2014 [Member]
Minimum lease payments	1,739
Less interest	45
Present value of net minimum lease payments	$ 1,694

COMMITMENTS (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Office equipment	$ 10,973	$ 10,973
Less accumulated amortization	(7,319)	(5,123)
Capital Leases, Balance Sheet, Assets by Major Class, Net	$ 3,654	$ 5,850

COMMITMENTS (Details Textual) (USD $)	12 Months Ended			122 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2007	Dec. 31, 2012	Sep. 05, 2007 sqft
Operating Leases, Rent Expense	$ 227,000	$ 197,000	$ 8,050	$ 1,368,000
Lease Rent Escalation Percentage			3.00%
Lease Rent Expansion Space			1,140
Maximum Renovation Expense	55,000
Property, Plant and Equipment, Useful Life	5 years
Lease Term	3 years
Capital Lease Monthly Lease Expense	217
Capital Lease Expiration Date	Sep 3, 2014
Capital Lease Obligation Amortization Rate	7.00%
Area of Land					3,400
Leasehold Improvements [Member]
Property, Plant and Equipment, Useful Life	17 years
Office Space In Newton M [Member]
Operating Leases, Rent Expense	$ 5,300

RELATED PARTY TRANSACTIONS (Details Textual) (University Of Wisconsin Madison [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
University Of Wisconsin Madison [Member]
Related Party Transaction, Amounts of Transaction	$ 269,000	$ 206,500
Related Party Transaction, Expenses from Transactions with Related Party	$ 349,000

PROPOSED REVERSE STOCK SPLIT (Details Textual)	12 Months Ended
Dec. 31, 2011
Stockholders' Equity Note, Stock Split, Conversion Ratio	1:2 to 1:10

SUBSEQUENT EVENTS (Details Textual) (USD $)	1 Months Ended
	Feb. 28, 2013	Feb. 20, 2013	Jan. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Common stock, shares issued				46,397,997	36,907,824
Warrants Issued To Purchase Common Stock		770,000	2,000,000
Cash Fee Paid To Placement Agent	$ 385,000
Warrants Exercise Price		$ 0.625	$ 1
Warrants Expiration Date	Feb 4, 2018
February Offering One [Member]
Common stock, shares issued		11,000,000
Warrants Issued To Purchase Common Stock		11,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		0.5
Warrants Term	5 years
February Offering Two [Member]
Warrants Issued To Purchase Common Stock		5,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		0.5
Warrants Term	1 year
February Offering [Member]
Gross Proceeds From Issuance Of Common Stock Warrants	5,500,000
Proceeds From Issuance Of Common Stock Warrants Net	$ 5,000,000